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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)
550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Certified Semi-Annual Report

Ultra Series Fund | June 30, 2013

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Ultra Series Fund | June 30, 2013 ULTRA SERIES FUND PERFORMANCE
	Average Annual Total Returns
	Monthly as of June 30, 2013									Quarterly as of June 30, 2013
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
FIXED INCOME FUNDS
Money Market Fund -Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	0.00%	0.00%	0.00%	0.00%	0.00%	0.13%	1.49%	3.85%	N/A	0.00%	0.00%	0.00%	0.13%	1.49%	3.85%	N/A	0.47%
Class II	0.00%	0.00%	0.00%	0.00%	0.00%	N/A	N/A	N/A	0.00%	0.00%	0.00%	0.00%	N/A	N/A	N/A	0.00%	0.72%
90-day U.S. T-Bill (Citigroup/Salomon)	0.00%	0.02%	0.03%	0.08%	0.09%	0.23%	1.63%	4.00%	0.41%	0.03%	0.08%	0.09%	0.23%	1.63%	4.00%	0.41%

Core Bond Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-1.51%	-2.26%	-2.27%	-0.93%	2.83%	4.35%	3.76%	6.46%	N/A	-2.27%	-0.93%	2.83%	4.35%	3.76%	6.46%	N/A	0.57%
Class II	-1.53%	-2.32%	-2.39%	-1.18%	2.58%	N/A	N/A	N/A	4.33%	-2.39%	-1.18%	2.58%	N/A	N/A	N/A	4.33%	0.81%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	-1.64%	-2.48%	-2.62%	-0.79%	3.50%	5.19%	4.57%	7.65%	5.00%	-2.62%	-0.79%	3.50%	5.19%	4.57%	7.65%	5.00%

High Income Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-2.49%	-1.76%	0.02%	5.56%	8.29%	8.54%	7.17%	6.98%	N/A	0.02%	5.56%	8.29%	8.54%	7.17%	6.98%	N/A	0.77%
Class II	-2.51%	-1.82%	-0.10%	5.30%	8.02%	N/A	N/A	N/A	10.57%	-0.10%	5.30%	8.02%	N/A	N/A	N/A	10.57%	1.02%
Bank of America Merrill Lynch US High Yield Master II Constrained Index	-2.67%	-1.35%	1.46%	9.55%	10.37%	10.70%	8.75%	8.38%	16.57%	1.46%	9.55%	10.37%	10.70%	8.75%	8.38%	16.57%

Performance data quoted represents past performance. Past performance does not guarantee future results.  Fund returns are calculated after fund level expenses have been subtracted. Class II returns also include Rule12b-1 fees. However, fund returns shown do not include any separate account fees, charges, or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund. If these fees, charges or expenses were included, fund returns would have been lower.   For specific charges and expenses associated with your contract, please refer to the prospectus.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  Please call 1-800-670-3600 for performance current to the most recent month-end.  This piece must be accompanied or preceded by a current prospectus.  An investment in any Ultra Series Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.  Although the Money Market Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the fund.  Mutual funds are subject to investment risk.  MFD Distributor, LLC. July 2, 2013.

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2013

Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2013									Quarterly as of June 30, 2013
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
HYBRID FUNDS
Diversified Income Fund -Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-0.91%	0.64%	7.75%	11.28%	11.65%	7.68%	6.47%	8.42%	N/A	7.75%	11.28%	11.65%	7.68%	6.47%	8.42%	N/A	0.72%
Class II	-0.93%	0.57%	7.62%	11.00%	11.38%	N/A	N/A	N/A	11.89%	7.62%	11.00%	11.38%	N/A	N/A	N/A	11.89%	0.97%
Custom Blended Index (50% Fixed 50% Equity)4	-2.44%	-0.76%	4.35%	8.44%	10.68%	6.36%	6.13%	NA	11.50%	4.35%	8.44%	10.68%	6.36%	6.13%	NA	11.50%
Conservative Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-1.83%	-1.27%	1.58%	6.46%	7.28%	4.02%	N/A	4.08%	N/A	1.58%	6.46%	7.28%	4.02%	N/A	4.08%	N/A	1.01%
Class II	-1.85%	-1.33%	1.45%	6.19%	7.01%	N/A	N/A	N/A	8.59%	1.45%	6.19%	7.01%	N/A	N/A	N/A	8.59%	1.26%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index	-1.64%	-2.48%	-2.62%	-0.79%	3.50%	5.19%	N/A	5.66%	5.00%	-2.62%	-0.79%	3.50%	5.19%	N/A	5.66%	5.00%
Conservative Allocation Custom Index1	-2.86%	-2.09%	1.27%	5.17%	8.05%	5.80%	N/A	5.77%	10.36%	1.27%	5.17%	8.05%	5.80%	N/A	5.77%	10.36%
Moderate Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-1.72%	-0.12%	5.43%	11.27%	10.39%	3.09%	N/A	3.58%	N/A	5.43%	11.27%	10.39%	3.09%	N/A	3.58%	N/A	1.11%
Class II	-1.74%	-0.18%	5.30%	10.99%	10.12%	N/A	N/A	N/A	10.98%	5.30%	10.99%	10.12%	N/A	N/A	N/A	10.98%	1.36%
S&P 500 Index	-1.34%	2.91%	13.82%	20.60%	18.45%	7.01%	N/A	5.65%	18.26%	13.82%	20.60%	18.45%	7.01%	N/A	5.65%	18.26%
Moderate Allocation Custom Index2	-2.53%	-0.66%	4.95%	10.97%	11.25%	5.85%	N/A	5.62%	14.20%	4.95%	10.97%	11.25%	5.85%	N/A	5.62%	14.20%
Aggressive Allocation Fund - Class I Inception Date 6/30/2006, Class II Inception Date 5/1/2009
Class I	-1.75%	0.45%	8.17%	15.07%	12.44%	1.96%	N/A	2.97%	N/A	8.17%	15.07%	12.44%	1.96%	N/A	2.97%	N/A	1.21%
Class II	-1.77%	0.38%	8.04%	14.78%	12.15%	N/A	N/A	N/A	13.06%	8.04%	14.78%	12.15%	N/A	N/A	N/A	13.06%	1.46%
S&P 500 Index	-1.34%	2.91%	13.82%	20.60%	18.45%	7.01%	N/A	5.65%	18.26%	13.82%	20.60%	18.45%	7.01%	N/A	5.65%	18.26%
Aggressive Allocation Custom Index3	-2.30%	0.62%	8.26%	16.94%	13.96%	5.31%	N/A	5.09%	17.72%	8.26%	16.94%	13.96%	5.31%	N/A	5.09%	17.72%
1Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 1000 Index and 5% MSCI EAFE Index.
2Moderate Allocation Custom Index consists of 45% Russell 3000 Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
3Aggressive Allocation Custom Index consists of 55% Russell 3000 Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.
4Custom Blended Index consists of 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 50% S&P 500 Index.

Not Part of the Semi-annual Report

Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2013								Quarterly as of June 30, 2013
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Expense Ratio
HYBRID FUNDS (continued)
Madison Target Retirement 2020 Fund5 - Inception Date 10/1/2007
Class I	-1.84%	-0.72%	3.67%	9.24%	9.25%	2.41%	N/A	0.65%	3.67%	9.24%	9.25%	2.41%	N/A	0.65%	0.63%
Dow Jones Global Target 2020 Index	-1.66%	-1.33%	1.95%	7.01%	8.66%	4.77%	N/A	3.16%	1.95%	7.01%	8.66%	4.77%	N/A	3.16%

Madison Target Retirement 2030 Fund6 - Inception Date 10/1/2007
Class I	-1.84%	-0.01%	6.05%	12.49%	10.71%	2.56%	N/A	0.47%	6.05%	12.49%	10.71%	2.56%	N/A	0.47%	0.63%
Dow Jones Global Target 2030 Index	-1.91%	-0.63%	5.15%	12.27%	11.63%	5.21%	N/A	2.79%	5.15%	12.27%	11.63%	5.21%	N/A	2.79%

Madison Target Retirement 2040 Fund7 - Inception Date 10/1/2007
Class I	-1.83%	0.34%	7.32%	13.99%	11.63%	1.95%	N/A	-0.25%	7.32%	13.99%	11.63%	1.95%	N/A	-0.25%	0.63%
Dow Jones Global Target 2040 Index	-2.10%	-0.12%	7.53%	16.22%	13.54%	5.56%	N/A	2.70%	7.53%	16.22%	13.54%	5.56%	N/A	2.70%

Madison Target Retirement 2050 Fund8 - Inception Date 1/3/2011
Class I	-1.73%	0.74%	8.71%	15.94%	N/A	N/A	N/A	7.82%	8.71%	15.94%	N/A	N/A	N/A	7.82%	0.63%
Dow Jones Global Target 2050 Index	-2.14%	0.01%	8.10%	17.16%	N/A	N/A	N/A	7.11%	8.10%	17.16%	N/A	N/A	N/A	7.11%

5Madison Asset Management, LLC (the  "Adviser") waived 0.20% of its 0.40% management fee for the Target Retirement 2020 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.

6The Adviser waived 0.20% of its 0.40% management fee for the Target Retirement 2030 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.

7The Adviser waived 0.20% of its 0.40% management fee for the Target Retirement 2040 Fund from October 1, 2009 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.

8The Adviser waived 0.20% of its 0.40% management fee for the Target Retirement 2050 Fund since the Fund’s inception date of January 3, 2011 through February 17, 2011, at which time the fee was permanently reduced to 0.20%. If the Adviser had not waived these expenses, fund returns would have been lower. On September 1, 2011, shareholders of the Target Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized.

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2013

Ultra Series Fund Performance (continued)	Average Annual Total Returns
	Monthly as of June 30, 2013									Quarterly as of June 30, 2013
	One Month	Three Months	Year-to-Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Class I Inception	Since Class II Inception	Expense Ratio
EQUITY FUNDS - maximum sales charge 5.75%
Large Cap Value Fund - Class I Inception Date 1/3/1985, Class II Inception Date 5/1/2009
Class I	-0.51%	2.47%	13.69%	18.66%	17.52%	4.95%	6.27%	9.45%	N/A	11.82%	11.82%	9.15%	-0.56%	5.83%	9.13%	N/A	0.62%
Class II	-0.53%	2.41%	13.55%	18.36%	17.23%	N/A	N/A	N/A	15.88%	11.55%	11.55%	8.88%	N/A	N/A	N/A	14.19%	0.87%
Russell 1000(R) Value Index	-0.88%	3.20%	15.90%	25.32%	18.51%	6.67%	7.79%	11.26%	18.80%	17.51%	17.51%	10.86%	0.59%	7.38%	10.89%	16.81%
Large Cap Growth Fund - Class I Inception Date 1/3/1994, Class II Inception Date 5/1/2009
Class I	-2.18%	1.78%	10.10%	14.72%	14.10%	5.02%	6.21%	7.96%	N/A	11.20%	11.20%	7.21%	1.32%	6.43%	7.63%	N/A	0.82%
Class II	-2.20%	1.71%	9.96%	14.43%	13.81%	N/A	N/A	N/A	13.54%	10.93%	10.93%	6.94%	N/A	N/A	N/A	12.56%	1.07%
Russell 1000(R) Growth Index	-1.88%	2.06%	11.80%	17.07%	18.68%	7.47%	7.40%	7.78%	18.30%	15.26%	15.26%	11.35%	3.12%	7.52%	7.35%	17.40%
Mid Cap Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-0.69%	1.54%	12.43%	21.25%	19.01%	6.69%	8.29%	1.40%	N/A	16.24%	16.24%	13.41%	2.67%	8.53%	0.48%	N/A	0.91%
Class II	-0.71%	1.48%	12.29%	20.95%	18.71%	N/A	N/A	N/A	18.81%	15.95%	15.95%	13.13%	N/A	N/A	N/A	17.84%	1.16%
Russell Midcap(R) Index	-1.21%	2.21%	15.45%	25.41%	19.53%	8.28%	10.65%	7.61%	21.31%	17.28%	17.28%	13.15%	3.57%	10.65%	6.67%	19.73%
Small Cap Fund - Class I Inception Date 5/1/2007, Class II Inception Date 5/1/2009
Class I	-1.05%	1.86%	13.93%	23.37%	18.73%	11.56%	N/A	6.67%	N/A	15.39%	15.39%	13.87%	7.66%	N/A	4.84%	N/A	1.11%
Class II	-1.07%	1.80%	13.79%	23.06%	18.43%	N/A	N/A	N/A	20.75%	15.10%	15.10%	13.59%	N/A	N/A	N/A	19.60%	1.36%
Russell 2000(R) Index	-0.51%	3.08%	15.86%	24.21%	18.67%	8.77%	N/A	4.46%	19.78%	16.35%	16.35%	12.25%	3.56%	N/A	2.17%	17.91%
International Stock Fund - Class I Inception Date 10/31/2000, Class II Inception Date 5/1/2009
Class I	-2.55%	-1.41%	2.70%	17.67%	12.05%	1.87%	8.64%	4.91%	N/A	21.31%	21.31%	6.24%	-1.20%	9.35%	4.89%	N/A	1.22%
Class II	-2.57%	-1.47%	2.57%	17.38%	11.78%	N/A	N/A	N/A	12.20%	21.01%	21.01%	5.98%	N/A	N/A	N/A	13.18%	1.47%
MSCI EAFE Index (net)	-3.55%	-0.98%	4.10%	18.62%	10.04%	-0.63%	7.67%	3.30%	11.41%	17.32%	17.32%	3.56%	-3.69%	8.21%	3.09%	11.81%

Not Part of the Semi-annual Report

Ultra Series Fund | June 30, 2013

Review of Period

The first half of 2013 demonstrated the resilience of the U.S. economy, particularly when compared to the difficulties seen overseas. Emerging market volatility escalated as expectations for world economic growth were lowered given a slowdown in China and continued struggles in Europe. Meanwhile, investors in the domestic markets were encouraged as U.S. economic growth remained more or less on track, overcoming some sizeable fiscal headwinds along the way. With helpful incremental boosts from housing, autos, and emergent energy production, consensus estimates for 2013 U.S. economic growth remained positive at near 2.0%. Robust corporate profit margins gave little indication of retreating from their lofty status. U.S. investors responded in kind to this spate of good news, sending U.S. stocks up sharply during the period’s opening months.

The second half of the period looked to follow suit, as the private economy showed remarkable resilience. U.S. economic growth appeared on track to remain near 2% for 2013. Given the fiscal headwind, this suggested an impressive private economic growth rate of approximately 4%. Ironically, this good news on the U.S. economic front was not so well received once investors realized it could result in a shift in Federal Reserve stimulus. In late June, Fed Chairman Ben Bernanke, responding to the buoyancy of the private economy, announced that the Fed would likely begin to cut back on its extreme level of monetary policy. In short, it projected a planned tapering of quantitative easing, eventually taking the $85 billion of monthly government bond purchases down to zero by mid 2014 – assuming the economy remains on its recent trajectory. The Fed was clearly communicating that U.S. economic growth appeared to be sustainable without the aid of extreme monetary measures. In a vacuum, this might sound like good news, but to liquidity-induced investors, it was anything but. Equity markets sold off on the perceived "tightening" by the Fed.

Even with this late-quarter pullback, the domestic markets produced exceptional returns, with the S&P 500 rising 13.82% for the period. Smaller stocks also did well domestically, with the Russell Midcap(R) Index up 15.45% and the major small cap indices up slightly more than this. The broad international indices also remained positive, with the MSCI EAFE Index (net) up 4.10%, although the emerging markets were harder hit, as the Russell Emerging Markets Index dipped -7.90%.

On the bond side, results were less celebratory, as the strength in the economy translated into higher interest rates. As interest rates rise, the value of existing, lower-yielding bonds drop. Intermediate investment grade bond returns entered negative territory for the first time since the fourth quarter 2010 as investors interpreted Federal Reserve comments to mean monetary easing may soon diminish. In response, interest rates shifted significantly higher as market participants reexamined valuations given prospects for reduced Fed intervention. The broad bond market in the U.S. dropped -2.44% as measured by the Barclays U.S. Aggregate Index, while the Morningstar World Bond category fell -4.59%.

OUTLOOK

We believe real GDP will grow in the 2% range during the second half of 2013 aided by amplified confidence and reduced fiscal drag brought about by the sequester. Business confidence is expected to increase as more clarity surfaces in regard to fiscal, regulatory, and tax issues. In addition, consumer confidence should rise as the employment situation continues to strengthen and wealth expands through gains in both the housing and stock markets. Lastly, inflation is likely

Ultra Series Fund | June 30, 2013

to remain at the lower end of the Fed’s target range given recent trends in commodity prices along with moderate wage gains. We plan to carefully monitor and adjust our economic forecast based upon economic reports, fiscal policy, and geopolitical events. We believe fixed income markets will remain volatile as investors speculate about fading Fed intervention and recent performance causes a shift in retail exposure to fixed income.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Conservative Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action..

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Bond Funds	59.8%
Foreign Bond Funds	6.7%
Stock Funds	27.1%
Foreign Stock Funds	5.3%
Money Market Funds and Other Net Assets	1.1%

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 1.58% over the first six months of 2013, outperforming both a custom blended benchmark return of 1.27% and slightly outperforming the Morningstar Conservative Allocation category average return of 1.50%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s exposure to emerging markets debt and weak selection among our core U.S. equity positions. Emerging markets debt was dually impacted by the sharp rise in interest rates and a strengthening U.S. Dollar.

Ultra Series Fund | June 30, 2013

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Moderate Allocation Fund

invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action..

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Bond Funds	35.9%
Foreign Bond Funds	2.8%
Stock Funds	49.9%
Foreign Stock Funds	10.6%
Money Market Funds and Other Net Assets	0.8%

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned 5.43% over the first six months of 2013, outperforming a custom blended benchmark return of 4.95%, but slightly underperforming the Morningstar Moderate Allocation category average return of 5.92%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s exposure to emerging markets debt and weak selection among our core U.S. equity positions. Emerging markets debt was dually impacted by the sharp rise in interest rates and a strengthening U.S. Dollar.

Ultra Series Fund | June 30, 2013

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Aggressive Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action..

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Bond Funds	13.6%
Stock Funds	70.2%
Foreign Stock Funds	15.5%
Money Market Funds and Other Net Assets	0.7%

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned 8.17% over the first six months of 2013, slightly underperforming a custom blended benchmark return of 8.26%, but outperforming the Morningstar Aggressive Allocation category average return of 7.20%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s underweighting to small cap stocks and weak selection among our core U.S. equity positions.

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MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank. The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Federal Farm Credit Bank	1.0%
Fannie Mae	25.0%
Federal Home Loan Bank	24.9%
Freddie Mac	22.4%
U.S. Treasury Notes	0.8%
Commercial Paper	14.2%
Cash and Other Net Assets	11.7%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Asset Backed	0.6%
Corporate Notes and Bonds	27.4%
Mortgage Backed	16.7%
U.S. Government and Agency Obligations	52.3%
Short-Term Investments and Other Net Assets and Liabilities	3.0%

PERFORMANCE DISCUSSION

The Ultra Series Core Bond Fund (Class I) outperformed its benchmark, but had a negative return of -2.27% for the six-month period, in which bonds suffered broadly in the face of rapidly rising interest rates. Rising rates depress the value of existing, lower-yielding bonds. The fund’s benchmark index, the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, produced a loss of -2.62% for the period. The fund had the advantage of a shorter relative duration than its benchmark, with less exposure to the long-end of the yield curve where losses were most pronounced. An underweighting in mortgage-backed bonds was also a plus, as was management’s decision to maintain a below-benchmark exposure to mortgage-backed bonds. On the other hand, the short duration stance meant less yield than the index, which has a negative impact on total return, and a lack of exposure to high-yield bonds was an overall detriment for the period, even though these bonds had sharp declines towards the end of the six months.

Ultra Series Fund | June 30, 2013

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Consumer Discretionary	37.0%
Consumer Staples	5.1%
Energy	12.1%
Financials	2.1%
Health Care	9.9%
Industrials	10.2%
Information Technology	3.8%
Materials	7.6%
Telecommunication Services	6.5%
Utilities	2.4%
Short-Term Investments and Other Net Assets and Liabilities	3.3%
 Consumer Discretionary includes securities in the following industries:
auto components; automobiles; hotels, restaurants & leisure; household durables; media; specialty retail; and textiles, apparel and luxury goods.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) was narrowly positive for the period with a return of 0.02%. This trailed its benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which advanced 1.46%. The period was divided into a bullish run for high yield bonds, as investors continued to seek yield in a yield-poor environment, followed by sharp declines in the last weeks of the period in the wake of Fed Chairman Ben Bernanke’s hints of decreased economic stimulus. While the fund outperformed in the down period, it had underperformed in the previous run-up for similar reasons. The fund’s managers were decidedly more risk-averse than the overall market, holding higher quality bonds and moderating interest rate risk. This proved to be effective as the value of bonds slipped towards the end of the period, but not enough to overcome the lack of participation in the rapid market rise through much of the period. From an industry perspective, selection within, and being overweight the Health Care Sector was a key detractor from performance, as was negative selection among non-food and drug retailers. However, selection within the food and beverage industry contributed to gains, as did being underweight the metals-mining (excluding steel) sector.

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 60% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments will constitute up to 25% of the fund’s assets. Under normal market conditions, the fund intends to limit the investment in lower credit quality

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Diversified Income Fund (concluded)

bonds to less than 50% of the fund’s assets. The balance between the two strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

The Ultra Series Diversified Income Fund (Class I) outperformed its blended benchmark with a return of 7.75% for the six-month period. This 50% stock, 50% bond benchmark had a return of 4.35%, as the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index had a negative return of -2.62%, while the Russell 1000(R) Index advanced 13.91%. The equity portion of the portfolio was in line with the broader index, boosted by its value orientation in a period in which large-cap value stocks outperformed growth stocks. The bond allocation suffered a negative return in face of broad bond market losses over the six months, but outperformed its benchmark due to a shorter, more conservative duration stance and a lighter exposure to financial and mortgage-based bonds, which had sharper declines than the overall market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/13
Asset Backed	0.1%
Common Stocks	57.8%
Corporate Notes and Bonds	14.5%
Mortgage Backed	6.9%
U.S. Government and Agency Obligations	16.5%
Short-Term Investments and Other Net Assets and Liabilities	4.2%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The fund follows a "value" approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

The Ultra Series Large Cap Value Fund (Class I) returned 13.69% for the six-month period, underperforming the Russell 1000(R) Value Index, which advanced 15.90%. The largest

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
	Fund	Russell 1000(R) Value Index
Consumer Discretionary	11.1%	9%
Consumer Staples	6.8%	7%
Energy	12.7%	15%
Financials	27.3%	29%
Health Care	15.0%	12%
Industrials	14.5%	9%
Information Technology	2.9%	7%
Materials	3.8%	3%
Telecommunication Services	1.4%	3%
Utilities	0.0%	6%
Short-Term Investments and Other Net Assets and Liabilities	4.5%	–
Financials includes securities in the following industries: capital markets; commercial banks; insurance; real estate management and development.

Information Technology, where the fund had a total negative return from its underweighted allocation, while the Index’s exposure to technology was up 25.7% for the quarter. Other drags on performance included the fund’s three Materials Sector stocks, which

Ultra Series Fund | June 30, 2013

Large Cap Value Fund (concluded)

had negative results for the period, and the holdings in cash, always a detriment in a rapidly rising market. The Materials Sector was hindered by negative returns from Newmont Mining and The Mosaic Company, while IBM was the largest detractor in Technology. The fund had excellent results in Consumer Discretionary, led by Viacom and Omnicom and in Industrials, where Boeing stock rose by 37.5% for the period.

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 10.10% for the six-month period, underperforming the Russell 1000(R) Growth Index, which advanced 11.80%. This was a period in which value stocks outperformed growth stocks and lower-quality, more financially leveraged companies showed better returns than higher-quality companies with strong balance sheets. Another related headwind for the fund was sector allocation, as the fund was underweight the S&P 500’s best-performing sector, Health Care, as well as the Financial Sector, which was one of three sectors to outperform the overall market. The fund matched in terms of exposure the other strong sector, Consumer Discretionary, but trailed this sector, as holdings J.C. Penney, lululemon athletica, and Yum! Brands all trailed. The fund’s best relative returns came in Health Care, as UnitedHealth Group and biotechs Celgene Corporation and Amgen all had strong results. The fund had its worst relative performance in Information Technology, where an overweight in Apple detracted from both total and relative performance, as the stock lost -24.6% of its value during the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
	Fund	Russell 1000(R) Growth Index
Consumer Discretionary	19.2%	18%
Consumer Staples	7.5%	13%
Energy	5.1%	4%
Financials	2.5%	5%
Health Care	8.7%	13%
Industrials	15.5%	13%
Information Technology	29.9%	28%
Materials	5.2%	4%
Telecommunication Services	0.0%	2%
Utilities	0.0%	–
Short-Term Investments and Other Net Assets and Liabilities	6.4%	–
 Information Technology includes securities in the following industries:
communications equipment; computers and peripherals;  internet software & services; IT services; semiconductors & semiconductor equipment; and software.

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MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

Ultra Series Mid Cap (Class I) rose 12.43%, against the strong returns of the Russell Midcap(R) Index, which was up 15.45%. It was a period in which the Russell Midcap(R) Value Index was up 16.10%, compared to the Russell Midcap(R) Growth Index’s 14.70%. With the fund more growth oriented, this was a headwind. The fund is also focused on high-quality companies with strong fundamentals, but lower rated C&D stocks outperformed A-rated stocks for the period. The fund lost ground against its Index in the Health Care, Industrials, Consumer Staples and Energy Sectors, while outpacing the Index in Consumer Discretionary, Financials, Materials and Technology. Three industrial stocks, C.H. Robinson Worldwide, Expeditors International and Richie Brothers Auctioneers, were the strongest deterrents to performance, while the fund benefitted from particular strength in Consumer Discretionary stocks Bed Bath & Beyond, Omnicom, and Tiffany.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
	Fund	Russell Midcap(R) Index
Consumer Discretionary	23.4%	17%
Consumer Staples	0.9%	6%
Energy	4.6%	7%
Financials	23.7%	21%
Health Care	9.9%	10%
Industrials	18.8%	13%
Information Technology	4.5%	13%
Materials	6.0%	6%
Telecommunication Services	0.0%	2%
Utilities	0.0%	6%
Short-Term Investments and Other Net Assets and Liabilities	8.2%	–

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SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies that possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION

The Ultra Series Small Cap Fund (Class I) returned 13.93% for the six-month period, underperforming the Russell 2000(R) Index, which advanced 15.86%. The fund’s underperformance was primarily due to sector allocation, a residual of the bottom-up stock selection process. A small cash position in an upward trending market, as well as an overweight to the lagging Materials Sector detracted from relative returns. Stock selection contributed modestly to relative performance during the period. Strong selection within the Energy and Financials Sectors contributed to relative returns, while weak selection in Consumer Discretionary and Industrials detracted from relative returns. The fund’s largest detractors from relative and absolute returns during the period included fashion retailer specializing in women’s apparel Cato, supplier of engineered products and systems for utility, industrial, aerospace, and commercial markets ESCO Technologies, and natural resource company Deltic Timber. The fund’s largest contributors to relative performance during the period included advanced textile and material processing company Albany International, leading provider of content security software Websense, and leading uniform rental and related services provider G & K Services. Carlisle also contributed to performance on an absolute basis.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
	Fund	Russell 2000(R) Index
Consumer Discretionary	12.1%	10.9%
Consumer Staples	2.1%	2.7%
Energy	6.0%	7.1%
Financials	20.5%	39.4%
Health Care	10.9%	4.4%
Industrials	22.6%	13.1%
Information Technology	9.6%	10.5%
Materials	7.7%	4.8%
Telecommunication Services	0.0%	0.7%
Utilities	4.1%	6.4%
Short-Term Investments and Other Net Assets and Liabilities	4.4%	–

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INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
Africa	1.1%
Europe (excluding United Kingdom)	40.8%
Japan	18.3%
Latin America	0.7%
Pacific Basin	7.7%
United Kingdom	23.5%
Other Countries	5.1%

PERFORMANCE DISCUSSION

The Ultra Series International Equity Fund (Class I) underperformed the MSCI EAFE Index during the period. Total return for the six-month period was 2.70%, while the MSCI EAFE Index (net) advanced 4.10%. Within the Energy Sector, French seismic surveyor CGG underperformed as its equipment supply unit faced increased competition and higher research-and-development costs. Within the Telecom Services Sector, Canadian wireless carrier Rogers Communications underperformed on concern over new competition from Verizon. Exposure to emerging markets negatively impacted the fund, as Hyundai Mobis and Samsung underperformed. Positive relative returns were driven by stock selection in the Financials Sector. Japanese company Sumitomo Mitsui Financial Group performed well resulting from the Bank of Japan’s stimulus efforts. In materials, low exposure to the underperforming sector contributed to relative returns. High exposure to the outperforming Consumer Discretionary Sector also positively impacted the fund.

Ultra Series Fund | June 30, 2013

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
Bond Funds	54.7%
Foreign Bond Funds	2.0%
Stock Funds	37.4%
Foreign Stock Funds	5.0%
Money Market Funds and Other Net Assets	0.9%

PERFORMANCE DISCUSSION

The Madison Target Retirement 2020 Fund (Class I) returned 3.67% over the first six months of 2013, outperforming both the Dow Jones Global Target 2020 Index return of 1.95% and the Morningstar Target Date 2016-2020 fund category average return of 2.76%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s underweighting to smaller cap stocks and the fund’s exposure to emerging markets debt. Emerging markets debt was dually impacted by the sharp rise in interest rates and a strengthening U.S. Dollar.

Ultra Series Fund | June 30, 2013

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
Bond Funds	37.1%
Foreign Bond Funds	1.0%
Stock Funds	52.3%
Foreign Stock Funds	8.3%
Money Market Funds and Other Net Assets	1.3%

PERFORMANCE DISCUSSION

The Madison Target Retirement 2030 Fund (Class I) returned 6.05% over the first six months of 2013, outperforming both the Dow Jones Global Target 2030 Index return of 5.15% and the Morningstar Target Date 2026-2030 fund category average return of 4.70%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000(R) Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s underweighting to smaller cap stocks and the fund’s exposure to emerging markets debt. Emerging markets debt was dually impacted by the sharp rise in interest rates and a strengthening U.S. Dollar.

Ultra Series Fund | June 30, 2013

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
Bond Funds	27.3%
Stock Funds	60.9%
Foreign Stock Funds	10.6%
Money Market Funds and Other Net Assets	1.2%

PERFORMANCE DISCUSSION

The Madison Target Retirement 2040 Fund  (Class I) returned 7.32% over the first six months of 2013, slightly underperforming the Dow Jones Global Target 2040 Index return of 7.53%, but outperforming the Morningstar Target Date 2036-2040 fund category average return of 5.97%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10- year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s underweighting to smaller cap stocks and weak selection among our core U.S. large cap stock positions.

Ultra Series Fund | June 30, 2013

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will gradually shift from the sector allocation shown below (see sector allocation in the grey box) until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 6/30/13
Bond Funds	17.3%
Stock Funds	68.9%
Foreign Stock Funds	12.8%
Money Market Funds and Other Net Assets	1.0%

PERFORMANCE DISCUSSION

The Madison Target Retirement 2050 Fund (Class I) returned 8.71% over the first six months of 2013, outperforming both the Dow Jones Global Target 2050 Index return of 8.10% and the Morningstar Target Date 2046-2050 fund category average return of 6.34%. The two greatest positive contributors to performance were the fund’s relative overweight to U.S. stocks within the equity allocation, and a below-benchmark duration within the fixed income portion of the portfolio. The broad U.S. stock market (Russell 3000 Index) outperformed the international market (MSCI EAFE Index) by approximately 10% over the period. Bonds were hurt by a significant rise in interest rates since the end of 2012 as the yield on 10-year U.S. Treasury bonds moved up 0.72%. However, our more modest duration and floating rate holdings served to mitigate the losses within our fixed income holdings. The two most negative detractors from performance were the fund’s underweighting to smaller cap stocks and weak selection among our core U.S. large cap stock positions.

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BENCHMARK DESCRIPTIONS

ALLOCATION FUND INDEXES

The Conservative Allocation Fund Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 30% Russell 3000(R) Index and 5% MSCI EAFE Index. See market indexes’ descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000(R) Index and 15% MSCI EAFE Index. See market indexes’ descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000(R) Index and 30% MSCI EAFE Index. See market indexes’ descriptions below.

HYBRID FUND INDEXES

The Custom Blended Index consists of 50% S&P 500 Index and 50% of Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index. See market indexes’ descriptions below.

MARKET INDEXES

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. Treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition below).

The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Ultra Series Fund | June 30, 2013

Benchmark Descriptions (concluded)

The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000(R) Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index (see definition below.)

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap(R) Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Ultra Series Fund | June 30, 2013

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 59.8%
DoubleLine Total Return Bond Fund Class I	1,713,991	$ 18,905,316
Franklin Floating Rate Daily Access Fund Advisor Class	1,526,315	13,950,522
Madison Core Bond Fund Class Y (A)	2,045,858	20,847,295
Madison Corporate Bond Fund Class Y (A)	1,277,935	14,261,752
Madison High Income Fund Class Y (A)	1,160,380	8,018,227
Madison High Quality Bond Fund Class Y (A)	1,694,726	18,641,986
Metropolitan West Total Return Bond Fund Class I	2,315,624	24,499,307
PIMCO Investment Grade Corporate Bond Fund Institutional Class	668,208	7,056,276
PIMCO Total Return Fund Institutional Class	1,316,223	14,162,555
		140,343,236
Foreign Bond Funds - 6.7%
TCW Emerging Markets Income Fund Class I	905,221	7,766,799
Templeton Global Bond Fund Advisor Class	608,088	7,850,419
		15,617,218
Foreign Stock Funds - 5.3%
Madison International Stock Fund Class Y (A)	527,252	6,121,390
Vanguard FTSE All-World ex-US ETF	144,641	6,396,025
		12,517,415
	Shares	Value (Note 2)
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	3,307,247	$ 3,307,247
Stock Funds - 27.1%
iShares Russell Midcap Index Fund ETF	56,016	7,275,918
Madison Disciplined Equity Fund Class Y (A)	1,151,157	17,267,348
Madison Equity Income Fund Class Y (A)	488,969	4,713,666
Madison Large Cap Growth Fund Class Y (A)	397,824	7,578,547
Madison Large Cap Value Fund Class Y (A)	1,129,638	17,690,130
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	722,956	9,008,037
		63,533,646
TOTAL INVESTMENTS - 100.3% ( Cost $222,170,348** )		235,318,762
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(673,853)
TOTAL NET ASSETS - 100.0%		$234,644,909

**	Aggregate cost for Federal tax purposes was $224,081,353.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.6%
Bond Funds - 35.9%
DoubleLine Total Return Bond Fund Class I	2,491,210	$ 27,478,043
Franklin Floating Rate Daily Access Fund Advisor Class	2,043,376	18,676,453
Madison Core Bond Fund Class Y (A)	2,326,803	23,710,120
Madison High Income Fund Class Y (A)	1,262,633	8,724,797
Madison High Quality Bond Fund Class Y (A)	1,437,202	15,809,220
Metropolitan West Total Return Bond Fund Class I	3,203,455	33,892,558
PIMCO Investment Grade Corporate Bond Fund Institutional Class	1,315,948	13,896,407
		142,187,598
Foreign Bond Funds - 2.8%
TCW Emerging Markets Income Fund Class I	1,267,004	10,870,892
Foreign Stock Funds - 10.6%
Madison International Stock Fund Class Y (A)	696,902	8,091,026
Madison NorthRoad International Fund Class Y (A)	1,290,785	13,940,481
Matthews Asian Growth and Income Fund Institutional Shares	108,909	2,034,425
Vanguard FTSE All-World ex-U.S. ETF	257,891	11,403,940
Vanguard FTSE Emerging Markets ETF	32,351	1,254,572
WisdomTree Japan Hedged Equity Fund ETF	115,916	5,286,929
		42,011,373
	Shares	Value (Note 2)
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	5,695,490	$ 5,695,490
Stock Funds - 49.9%
iShares Core S&P Mid-Cap ETF	77,629	8,966,149
iShares S&P 100 Index Fund ETF	48,500	3,489,575
Madison Disciplined Equity Fund Class Y (A)	2,315,513	34,732,700
Madison Equity Income Fund Class Y (A)	374,463	3,609,821
Madison Large Cap Growth Fund Class Y (A)	1,552,470	29,574,544
Madison Large Cap Value Fund Class Y (A)	2,482,470	38,875,473
Madison Mid Cap Fund Class Y (A)	2,161,327	19,106,128
Madison Small Cap Fund Class Y (A)	372,892	4,963,190
Schwab Fundamental U.S. Large Company Index Fund	3,566,149	44,434,218
Vanguard Health Care ETF	36,272	3,133,538
Vanguard Information Technology ETF	92,506	6,843,594
		197,728,930
TOTAL INVESTMENTS - 100.6% ( Cost $349,348,650** )		398,494,283
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(2,310,640)
TOTAL NET ASSETS - 100.0%		$396,183,643

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $353,057,168.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.8%
Bond Funds - 13.6%
Madison High Income Fund Class Y (A)	242,442	$ 1,675,271
Metropolitan West Total Return Bond Fund Class I	1,403,467	14,848,685
PIMCO Investment Grade Corporate Bond Fund Institutional Class	384,056	4,055,636
		20,579,592
Foreign Stock Funds - 15.5%
Madison International Stock Fund Class Y (A)	294,657	3,420,968
Madison NorthRoad International Fund Class Y (A)	486,967	5,259,241
Matthews Asian Growth and Income Fund Institutional Shares	81,951	1,530,846
Vanguard FTSE All-World ex-U.S. ETF	216,317	9,565,538
Vanguard FTSE Emerging Markets ETF	23,159	898,106
WisdomTree Japan Hedged Equity Fund ETF	61,747	2,816,281
		23,490,980
Money Market Funds - 1.5%
State Street Institutional U.S. Government Money Market Fund	2,279,948	2,279,948
	Shares	Value (Note 2)
Stock Funds - 70.2%
iShares Core S&P Mid-Cap ETF	33,104	$ 3,823,512
iShares S&P 100 Index Fund ETF	29,650	2,133,318
Madison Disciplined Equity Fund Class Y (A)	1,012,216	15,183,244
Madison Large Cap Growth Fund Class Y (A)	795,967	15,163,181
Madison Large Cap Value Fund Class Y (A)	1,204,292	18,859,217
Madison Mid Cap Fund Class Y (A)	1,566,050	13,843,881
Madison Small Cap Fund Class Y (A)	277,946	3,699,468
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	2,085,284	25,982,640
Vanguard Health Care ETF	27,450	2,371,405
Vanguard Information Technology ETF	71,784	5,310,580
		106,370,446
TOTAL INVESTMENTS - 100.8% ( Cost $128,742,390** )		152,720,966
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,144,004)
TOTAL NET ASSETS - 100.0%		$151,576,962

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $130,757,379.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 74.1%
Fannie Mae - 25.0%
0.081%, 7/10/13 (A)	$ 400,000	$ 399,992
0.091%, 7/17/13 (A)	230,000	229,991
4.375%, 7/17/13	453,000	453,853
0.082%, 8/1/13 (A)	800,000	799,945
0.500%, 8/9/13	2,800,000	2,801,151
1.250%, 8/20/13	2,000,000	2,003,151
1.050%, 9/3/13	500,000	500,825
0.091%, 9/11/13 (A)	700,000	699,874
0.101%, 9/16/13 (A)	500,000	499,893
1.000%, 9/23/13	1,370,000	1,372,772
0.096%, 10/1/13 (A)	300,000	299,927
0.132%, 10/16/13 (A)	316,000	315,878
		10,377,252
Federal Farm Credit Bank - 1.0%
5.100%, 8/5/13	180,000	180,854
0.250%, 8/19/13	225,000	225,045
		405,899
Federal Home Loan Bank - 24.9%
0.112%, 7/5/13 (A)	450,000	449,994
0.400%, 7/9/13	400,000	400,027
0.041%, 7/11/13 (A)	250,000	249,997
0.076%, 7/19/13 (A)	1,450,000	1,449,946
0.084%, 7/24/13 (A)	650,000	649,967
0.076%, 7/26/13 (A)	950,000	949,950
5.125%, 8/14/13	300,000	301,805
0.500%, 8/28/13	300,000	300,182
0.107%, 9/4/13 (A)	150,000	149,973
0.112%, 9/6/13 (A)	175,000	174,964
2.625%, 9/13/13	1,025,000	1,030,182
0.101%, 9/18/13 (A)	377,000	376,917
0.103%, 9/20/13 (A)	2,825,000	2,824,346
0.112%, 9/26/13 (A)	300,000	299,920
0.112%, 9/27/13 (A)	700,000	699,812
		10,307,982
Freddie Mac - 22.4%
0.091%, 7/8/13 (A)	350,000	349,994
0.086%, 7/9/13 (A)	390,000	389,993
4.500%, 7/15/13	1,437,000	1,439,440
0.073%, 7/22/13 (A)	749,000	748,967
0.096%, 7/24/13 (A)	470,000	469,971
0.071%, 7/29/13 (A)	2,900,000	2,899,842
0.081%, 8/30/13 (A)	500,000	499,933
0.081%, 9/9/13 (A)	2,250,000	2,249,650
0.101%, 9/13/13 (A)	220,000	219,955
		9,267,745
	Par Value	Value (Note 2)
U.S. Treasury Note - 0.8%
0.750%, 8/15/13	$ 350,000	$ 350,300
Total U.S. Government and Agency Obligations ( Cost $30,709,178 )		30,709,178
SHORT-TERM INVESTMENTS - 14.2%
Financials - 3.0%
Berkshire Hathaway Finance Corp., 5%, 8/15/13	750,000	754,325
Caterpillar Financial Services Corp., 6.2%, 9/30/13	230,000	233,353
Wachovia Corp., 5.7%, 8/1/13	235,000	236,078
		1,223,756
Industrials - 0.8%
General Electric Capital Corp. (A), 0.173%, 8/12/13	350,000	349,931
Information Technology - 5.0%
International Business Machines Corp., 1%, 8/5/13	1,800,000	1,801,291
International Business Machines Corp., 6.5%, 10/15/13	260,000	264,571
		2,065,862
Materials - 5.4%
EI du Pont de Nemours & Co., 5%, 7/15/13	2,250,000	2,254,028
Total Short-Term Investments ( Cost $5,893,577 )		5,893,577
	Shares
INVESTMENT COMPANIES - 4.0%
State Street Institutional U.S. Government Money Market Fund	1,660,715	1,660,715
Total Investment Companies ( Cost $1,660,715 )		1,660,715
TOTAL INVESTMENTS - 92.3% ( Cost $38,263,470** )		38,263,470
NET OTHER ASSETS AND LIABILITIES - 7.7%		3,183,515
TOTAL NET ASSETS - 100.0%		$ 41,446,985

**	Aggregate cost for Federal tax purposes was $38,263,470.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 0.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.41%, 9/21/30	$ 652,045	$ 660,831
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	1,461,917	1,464,129
Total Asset Backed Securities ( Cost $2,136,543 )		2,124,960
CORPORATE NOTES AND BONDS - 27.4%
Consumer Discretionary - 2.6%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	2,500,000	3,243,015
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,185,600
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	4,400,000	4,964,098
		9,392,713
Energy - 2.6%
Hess Corp., 7.875%, 10/1/29	1,960,000	2,448,959
Transocean Inc. (E), 6%, 3/15/18	1,400,000	1,568,898
Transocean Inc. (E), 7.5%, 4/15/31	2,310,000	2,567,489
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,776,967
		9,362,313
Financials - 2.9%
American Express Credit Corp., 2.375%, 3/24/17	1,080,000	1,102,551
HCP Inc., 6.7%, 1/30/18	2,725,000	3,189,460
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	3,135,000	627
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	1,000,000	966,227
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,196,188
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,250,000	1,578,979
UBS AG (E), 5.75%, 4/25/18	366,000	422,956
US Bank NA, 6.3%, 2/4/14	2,000,000	2,068,032
		10,525,020
Health Care - 4.5%
Eli Lilly & Co., 6.57%, 1/1/16	2,600,000	2,930,143
Genentech Inc., 5.25%, 7/15/35	1,740,000	1,911,646
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	3,960,000	4,634,697
Quest Diagnostics Inc., 5.45%, 11/1/15	3,500,000	3,820,743
Wyeth LLC, 6.5%, 2/1/34	2,370,000	2,969,563
		16,266,792
Industrials - 5.3%
Boeing Co./The, 8.625%, 11/15/31	760,000	1,076,102
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,721,270
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,925,000	3,713,413
General Electric Capital Corp., 3.35%, 10/17/16	3,200,000	3,368,739
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,695,756
	Par Value	Value (Note 2)
Norfolk Southern Corp., 5.59%, 5/17/25	$1,268,000	$ 1,430,338
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,802,248
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,454,894
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,901,017
		19,163,777
Information Technology - 1.8%
Apple Inc., 2.4%, 5/3/23	3,750,000	3,477,990
EMC Corp., 2.65%, 6/1/20	3,000,000	2,957,337
		6,435,327
Materials - 1.7%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,662,717
Weyerhaeuser Co., 7.375%, 3/15/32	3,000,000	3,601,407
		6,264,124
Telecommunication Service - 1.2%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	3,080,000	4,358,317
Utilities - 4.8%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	3,445,000	4,024,153
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,608,333
Sierra Pacific Power Co., Series M, 6%, 5/15/16	3,250,000	3,680,927
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	2,165,000	2,393,710
Wisconsin Electric Power Co., 6.5%, 6/1/28	3,000,000	3,563,982
		17,271,105
Total Corporate Notes and Bonds ( Cost $93,000,058 )		99,039,488
MORTGAGE BACKED SECURITIES - 16.7%
Fannie Mae - 12.0%
4%, 4/1/15 Pool # 255719	244,001	257,139
5.5%, 4/1/16 Pool # 745444	509,654	538,168
6%, 5/1/16 Pool # 582558	27,914	29,050
5.5%, 9/1/17 Pool # 657335	73,998	78,137
5.5%, 2/1/18 Pool # 673194	247,618	261,415
5%, 5/1/20 Pool # 813965	987,217	1,061,230
4.5%, 9/1/20 Pool # 835465	735,230	780,542
6%, 5/1/21 Pool # 253847	122,072	133,395
7%, 12/1/29 Pool # 762813	100,113	114,888
7%, 11/1/31 Pool # 607515	63,625	74,281
6.5%, 3/1/32 Pool # 631377	127,614	142,201
7%, 5/1/32 Pool # 644591	61,095	71,327
6.5%, 6/1/32 Pool # 545691	921,774	1,003,197
5.5%, 4/1/33 Pool # 690206	1,220,969	1,336,295
5%, 10/1/33 Pool # 254903	1,577,878	1,706,969
5.5%, 11/1/33 Pool # 555880	1,298,968	1,421,661
5%, 5/1/34 Pool # 782214	37,438	40,431

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Fannie Mae (continued)
5%, 6/1/34 Pool # 778891	$ 382,903	$ 413,509
5.5%, 6/1/34 Pool # 780384	907,085	994,534
7%, 7/1/34 Pool # 792636	41,841	44,033
5.5%, 8/1/34 Pool # 793647	197,821	214,808
5.5%, 3/1/35 Pool # 810075	728,037	793,407
5.5%, 3/1/35 Pool # 815976	1,100,257	1,206,794
5.5%, 7/1/35 Pool # 825283	1,223,904	1,342,267
5%, 8/1/35 Pool # 829670	1,206,104	1,298,596
5.5%, 8/1/35 Pool # 826872	712,085	777,970
5%, 9/1/35 Pool # 820347	1,418,071	1,585,453
5%, 9/1/35 Pool # 835699	1,468,232	1,640,506
5%, 10/1/35 Pool # 797669	1,698,886	1,885,812
5.5%, 10/1/35 Pool # 836912	87,935	95,370
5%, 11/1/35 Pool # 844809	674,431	726,151
5%, 12/1/35 Pool # 850561	755,262	813,181
5.5%, 2/1/36 Pool # 851330	9,254	10,042
5.5%, 10/1/36 Pool # 896340	182,671	198,199
5.5%, 10/1/36 Pool # 901723	1,505,622	1,633,458
6.5%, 10/1/36 Pool # 894118	1,182,635	1,315,690
6%, 11/1/36 Pool # 902510	1,590,424	1,769,743
5.5%, 2/1/37 Pool # 905140	1,239,853	1,378,592
5.5%, 5/1/37 Pool # 899323	683,858	743,827
5.5%, 5/1/37 Pool # 928292	857,543	954,233
6%, 10/1/37 Pool # 947563	1,543,758	1,715,486
5.5%, 7/1/38 Pool # 986973	1,087,804	1,200,462
5%, 8/1/38 Pool # 988934	1,292,877	1,406,443
6.5%, 8/1/38 Pool # 987711	2,131,749	2,456,512
3.5%, 6/1/42 Pool # AO4136	3,400,599	3,456,719
3.5%, 9/1/42 Pool # AB6228	2,124,944	2,164,039
		43,286,162
Freddie Mac - 4.6%
5%, 5/1/18 Pool # E96322	531,220	561,474
8%, 6/1/30 Pool # C01005	42,376	51,278
7%, 3/1/31 Pool # C48129	181,836	210,833
5%, 7/1/33 Pool # A11325	973,833	1,078,648
6%, 10/1/34 Pool # A28439	272,667	299,926
6%, 10/1/34 Pool # A28598	185,502	204,046
5.5%, 11/1/34 Pool # A28282	2,082,292	2,307,214
5%, 4/1/35 Pool # A32314	293,211	324,583
5%, 4/1/35 Pool # A32315	412,645	449,460
5%, 4/1/35 Pool # A32316	578,215	629,678
5%, 4/1/35 Pool # A32509	195,681	217,504
5%, 1/1/37 Pool # A56371	1,178,827	1,256,777
3%, 9/1/42 Pool # C04233	3,380,869	3,300,470
3%, 4/1/43 Pool # V80025	2,977,296	2,906,495
	Par Value	Value (Note 2)
3%, 4/1/43 Pool # V80026	$2,982,312	$ 2,911,391
		16,709,777
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	18,914	19,549
6.5%, 2/20/29 Pool # 2714	116,175	134,889
6.5%, 4/20/31 Pool # 3068	88,511	102,671
		257,109
Total Mortgage Backed Securities ( Cost $56,723,927 )		60,253,048
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.3%
Fannie Mae - 1.1%
4.625%, 10/15/14	3,905,000	4,122,317
Federal Farm Credit Bank - 1.3%
5.875%, 10/3/16	4,000,000	4,624,616
Freddie Mac - 3.1%
4.875%, 11/15/13	2,500,000	2,544,603
4.500%, 1/15/14	5,500,000	5,627,303
1.000%, 9/29/17	3,000,000	2,964,297
		11,136,203
U.S. Treasury Bonds - 4.2%
6.625%, 2/15/27	7,350,000	10,466,856
4.500%, 5/15/38	4,000,000	4,772,500
		15,239,356
U.S. Treasury Notes - 42.6%
3.125%, 8/31/13	2,710,000	2,723,656
4.000%, 2/15/14	9,500,000	9,727,848
4.250%, 8/15/14	11,200,000	11,705,747
2.375%, 9/30/14	3,600,000	3,696,469
2.625%, 12/31/14	26,000,000	26,922,194
2.500%, 3/31/15	1,750,000	1,816,651
4.250%, 8/15/15	8,900,000	9,624,513
3.250%, 12/31/16	8,000,000	8,656,872
3.125%, 1/31/17	4,000,000	4,315,000
2.375%, 7/31/17	5,250,000	5,519,063
0.750%, 10/31/17	10,750,000	10,547,599
4.250%, 11/15/17	9,100,000	10,294,375
2.750%, 2/15/19	16,750,000	17,828,281
3.375%, 11/15/19	15,000,000	16,504,680
2.625%, 11/15/20	6,500,000	6,772,694
2.000%, 11/15/21	7,500,000	7,370,505
		154,026,147
Total U.S. Government and Agency Obligations ( Cost $180,046,461 )		189,148,639

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund	7,970,933	$ 7,970,933
Total Short-Term Investments ( Cost $7,970,933 )		7,970,933
TOTAL INVESTMENTS - 99.2% ( Cost $339,877,922** )		358,537,068
NET OTHER ASSETS AND LIABILITIES - 0.8%		2,872,724
TOTAL NET ASSETS - 100.0%		$361,409,792

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $339,877,922.
(A)	Stepped rate security. Rate shown is as of June 30, 2013.
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."

(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.26% of total net assets.
(F)	In default. Issuer is bankrupt.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 96.7%
Consumer Discretionary - 37.0%
Auto Components - 3.3%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$ 300,000	$ 317,250
Dana Holding Corp., 6.5%, 2/15/19	350,000	372,312
Dana Holding Corp., 6.75%, 2/15/21	250,000	265,625
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	512,500
Tenneco Inc., 6.875%, 12/15/20	525,000	561,750
		2,029,437
Automobiles - 0.4%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	250,000	265,000
Hotels, Restaurants & Leisure - 6.6%
Ameristar Casinos Inc., 7.5%, 4/15/21	800,000	832,000
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	312,750
Felcor Lodging L.P., 6.75%, 6/1/19	950,000	992,750
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	286,500
MGM Resorts International, 7.5%, 6/1/16	250,000	272,500
MGM Resorts International, 7.625%, 1/15/17	500,000	546,250
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	208,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	321,750
Scientific Games International Inc., 6.25%, 9/1/20	300,000	301,500
		4,074,000
Household Durables - 1.7%
Griffon Corp., 7.125%, 4/1/18	500,000	523,750
Spectrum Brands Holdings Inc., 9.5%, 6/15/18	500,000	547,500
		1,071,250
Media - 18.5%
Allbritton Communications Co., 8%, 5/15/18	950,000	1,009,375
AMC Networks Inc., 4.75%, 12/15/22	700,000	675,500
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	268,750
Cablevision Systems Corp., 5.875%, 9/15/22	200,000	193,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	781,875
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	400,000	407,000
CSC Holdings LLC, 6.75%, 11/15/21	400,000	431,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	900,000	879,750
DISH DBS Corp. (A), 5.125%, 5/1/20	500,000	490,000
DISH DBS Corp., 5.875%, 7/15/22	100,000	101,500
DISH DBS Corp., 5%, 3/15/23	300,000	288,750
Hughes Satellite Systems Corp., 6.5%, 6/15/19	500,000	530,000
	Par Value	Value (Note 2)
Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	$ 525,000	$ 551,250
Intelsat Jackson Holdings S.A. (B), 7.5%, 4/1/21	250,000	262,500
Intelsat Jackson Holdings S.A. (A) (B), 5.5%, 8/1/23	100,000	94,000
Intelsat Luxembourg S.A. (A) (B), 6.75%, 6/1/18	250,000	251,875
Lamar Media Corp., 5.875%, 2/1/22	500,000	513,750
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	800,000	796,000
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	200,000	185,000
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	510,000
Univision Communications Inc. (A), 6.75%, 9/15/22	500,000	525,000
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	362,250
ViaSat Inc., 6.875%, 6/15/20	300,000	316,500
Videotron Ltee (B), 5%, 7/15/22	550,000	536,250
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	545,000
		11,506,375
Specialty Retail - 5.2%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	612,000
Michaels Stores Inc., 7.75%, 11/1/18	500,000	535,000
Penske Automotive Group Inc., 5.75%, 10/1/22	500,000	510,000
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	1,000,000	1,015,000
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	500,000	527,500
		3,199,500
Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	266,563
Levi Strauss & Co., 7.625%, 5/15/20	500,000	540,000
		806,563
Consumer Staples - 5.1%
ACCO Brands Corp., 6.75%, 4/30/20	250,000	251,563
Barry Callebaut Services N.V. (A) (B), 5.5%, 6/15/23	300,000	297,954
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	506,250
Del Monte Corp., 7.625%, 2/15/19	500,000	513,750
Hawk Acquisition Sub Inc. (A), 4.25%, 10/15/20	500,000	478,125
Stater Brothers Holdings, 7.75%, 4/15/15	500,000	501,255
US Foods Inc., 8.5%, 6/30/19	600,000	627,000
		3,175,897

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Energy - 12.1%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	$ 500,000	$ 463,750
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	255,625
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	502,500
Berry Petroleum Co., 6.375%, 9/15/22	250,000	249,062
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	526,250
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	325,500
Cie Generale de Geophysique - Veritas (B), 6.5%, 6/1/21	300,000	303,000
Continental Resources Inc., 8.25%, 10/1/19	250,000	273,750
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	530,000
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	87,000	89,349
Key Energy Services Inc., 6.75%, 3/1/21	500,000	480,000
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	285,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	527,500
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	515,000
Precision Drilling Corp. (B), 6.5%, 12/15/21	850,000	860,625
QEP Resources Inc., 5.375%, 10/1/22	150,000	148,500
QEP Resources Inc., 5.25%, 5/1/23	500,000	487,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	400,000	421,000
Unit Corp., 6.625%, 5/15/21	250,000	255,000
		7,498,911
Financials - 2.1%
Ally Financial Inc., 5.5%, 2/15/17	700,000	731,367
CIT Group Inc., 5%, 5/15/17	50,000	51,063
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	500,000	530,000
		1,312,430
Health Care - 9.9%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	300,000	323,250
Biomet Inc., 6.5%, 8/1/20	250,000	257,656
Biomet Inc., 6.5%, 10/1/20	400,000	399,000
DaVita HealthCare Partners Inc., 6.375%, 11/1/18	500,000	521,875
Endo Health Solutions Inc., 7%, 12/15/20	500,000	501,875
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	208,000
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22	200,000	210,500
HCA Inc., 5.875%, 3/15/22	250,000	256,563
	Par Value	Value (Note 2)
HCA Inc., 5.875%, 5/1/23	$ 800,000	$ 802,000
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	271,875
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	258,125
Tenet Healthcare Corp., 8%, 8/1/20	850,000	878,687
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	512,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc., 7.75%, 2/1/19	400,000	424,000
VPII Escrow Corp. (A) (B), 7.5%, 7/15/21	300,000	310,500
		6,136,406
Industrials - 10.2%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	50,000	51,500
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	412,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	521,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	543,750
Belden Inc. (A), 5.5%, 9/1/22	500,000	491,250
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	347,375
Clean Harbors Inc., 5.125%, 6/1/21	150,000	151,125
FTI Consulting Inc. (A), 6%, 11/15/22	500,000	506,250
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	600,000	603,000
Moog Inc., 7.25%, 6/15/18	500,000	517,500
Nortek Inc., 8.5%, 4/15/21	250,000	267,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18	300,000	318,750
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	325,000	354,250
TransDigm Inc. (A), 5.5%, 10/15/20	200,000	189,000
United Rentals North America Inc., 8.25%, 2/1/21	175,000	191,625
United Rentals North America Inc., 7.625%, 4/15/22	500,000	541,250
West Corp., 8.625%, 10/1/18	100,000	106,875
West Corp., 7.875%, 1/15/19	200,000	208,000
		6,322,250
Information Technology - 3.8%
Level 3 Financing Inc., 8.125%, 7/1/19	600,000	630,000
SunGard Data Systems Inc., 7.375%, 11/15/18	800,000	844,000
Syniverse Holdings Inc., 9.125%, 1/15/19	850,000	907,375
		2,381,375
Materials - 7.6%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	297,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	318,375
Boise Cascade Co., 6.375%, 11/1/20	600,000	607,500
Crown Americas LLC / Crown Americas Capital Corp. IV (A), 4.5%, 1/15/23	250,000	235,625

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	$ 200,000	$ 202,000
FMG Resources August 2006 Pty Ltd. (A) (B), 8.25%, 11/1/19	250,000	257,500
FMG Resources August 2006 Pty Ltd. (A) (B), 6.875%, 4/1/22	150,000	145,500
Huntsman International LLC, 4.875%, 11/15/20	400,000	395,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	700,000	729,750
Polymer Group Inc., 7.75%, 2/1/19	500,000	520,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	250,000	257,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	258,125
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, 2/15/21	500,000	495,000
		4,718,875
Telecommunication Services - 6.5%
CenturyLink Inc., 5.625%, 4/1/20	200,000	202,000
CenturyLink Inc., 5.8%, 3/15/22	500,000	492,500
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	238,750
CommScope Inc. (A), 8.25%, 1/15/19	500,000	533,750
Crown Castle International Corp., 7.125%, 11/1/19	150,000	160,125
Crown Castle International Corp., 5.25%, 1/15/23	300,000	288,000
SBA Telecommunications Inc. (A), 5.75%, 7/15/20	300,000	300,750
Softbank Corp. (A) (B), 4.5%, 4/15/20	250,000	240,938
Sprint Nextel Corp., 7%, 8/15/20	325,000	341,250
tw telecom holdings, Inc., 8%, 3/1/18	500,000	530,000
Windstream Corp., 7%, 3/15/19	475,000	476,187
Windstream Corp., 6.375%, 8/1/23	250,000	233,750
		4,038,000
Utilities - 2.4%
GenOn Energy Inc., 7.875%, 6/15/17	300,000	318,750
Mirant Americas Generation LLC, 8.5%, 10/1/21	300,000	322,500
NRG Energy Inc., 8.25%, 9/1/20	475,000	511,812
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	309,000	321,360
		1,474,422
Total Corporate Notes and Bonds ( Cost $59,092,756 )		60,010,691
	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional U.S. Government Money Market Fund	$ 1,467,289	$ 1,467,289
Total Short-Term Investments ( Cost $1,467,289 )		1,467,289
TOTAL INVESTMENTS - 99.1% ( Cost $60,560,045** )		61,477,980
NET OTHER ASSETS AND LIABILITIES - 0.9%		581,548
TOTAL NET ASSETS - 100.0%		$ 62,059,528

**	Aggregate cost for Federal tax purposes was $60,560,045.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.37% of total net assets.
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 57.8%
Consumer Discretionary - 5.8%
McDonald’s Corp.	63,500	$ 6,286,500
Omnicom Group Inc.	62,000	3,897,940
Target Corp.	67,000	4,613,620
Time Warner Inc.	81,500	4,712,330
Viacom Inc., Class B	51,000	3,470,550
		22,980,940
Consumer Staples - 7.2%
Coca-Cola Co./The	86,000	3,449,460
Diageo PLC, ADR	26,000	2,988,700
Nestle S.A., ADR	59,000	3,881,020
PepsiCo Inc.	68,000	5,561,720
Philip Morris International Inc.	28,500	2,468,670
Procter & Gamble Co./The	70,000	5,389,300
Sysco Corp.	77,000	2,630,320
Wal-Mart Stores Inc.	34,000	2,532,660
		28,901,850
Energy - 6.9%
Chevron Corp.	88,000	10,413,920
ConocoPhillips	79,500	4,809,750
Exxon Mobil Corp.	96,000	8,673,600
Occidental Petroleum Corp.	40,500	3,613,815
		27,511,085
Financials - 10.6%
Bank of New York Mellon Corp./The	103,000	2,889,150
BB&T Corp.	114,000	3,862,320
BlackRock Inc.	10,100	2,594,185
M&T Bank Corp.	33,000	3,687,750
Northern Trust Corp.	54,000	3,126,600
PartnerRe Ltd.	46,000	4,165,760
Travelers Cos. Inc./The	113,000	9,030,960
US Bancorp	177,000	6,398,550
Wells Fargo & Co.	157,000	6,479,390
		42,234,665
Health Care - 9.0%
Becton, Dickinson and Co.	26,000	2,569,580
Johnson & Johnson	113,500	9,745,110
Medtronic Inc.	86,000	4,426,420
Merck & Co. Inc.	165,000	7,664,250
Novartis AG, ADR	36,000	2,545,560
Pfizer Inc.	317,019	8,879,702
		35,830,622
Industrials - 8.4%
3M Co.	74,000	8,091,900
Boeing Co./The	36,500	3,739,060
Emerson Electric Co.	69,000	3,763,260
	Shares	Value (Note 2)
General Dynamics Corp.	35,000	$ 2,741,550
United Parcel Service Inc., Class B	73,500	6,356,280
United Technologies Corp.	67,000	6,226,980
Waste Management Inc.	67,000	2,702,110
		33,621,140
Information Technology - 7.6%
Accenture PLC, Class A	55,500	3,993,780
Automatic Data Processing Inc.	55,000	3,787,300
Intel Corp.	106,000	2,567,320
Linear Technology Corp.	90,000	3,315,600
Microchip Technology Inc.	75,000	2,793,750
Microsoft Corp.	160,000	5,524,800
Oracle Corp.	75,000	2,304,000
QUALCOMM Inc.	97,000	5,924,760
		30,211,310
Materials - 0.9%
Air Products & Chemicals Inc.	38,000	3,479,660
Telecommunication Service - 1.4%
AT&T Inc.	153,515	5,434,431
Total Common Stocks ( Cost $167,482,151 )		230,205,703
	Par Value
ASSET BACKED SECURITIES - 0.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.41%, 9/21/30	$ 599,648	607,729
Total Asset Backed Securities ( Cost $620,310 )		607,729
CORPORATE NOTES AND BONDS - 14.5%
Consumer Discretionary - 1.8%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,594,412
DR Horton Inc., 5.25%, 2/15/15	515,000	535,600
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,087,177
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,760,000
		6,977,189
Consumer Staples - 0.6%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,352,665
Energy - 1.3%
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,797,969
Hess Corp., 7.875%, 10/1/29	1,150,000	1,436,889
Transocean Inc. (D), 6%, 3/15/18	750,000	840,481
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	1,144,811
		5,220,150

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Financials - 1.5%
American Express Credit Corp., 2.375%, 3/24/17	$ 450,000	$ 459,396
HCP Inc., 6.7%, 1/30/18	1,450,000	1,697,144
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	347
Simon Property Group L.P., 5.875%, 3/1/17	530,000	598,094
Swiss Re Solutions Holding Corp., 7%, 2/15/26	1,000,000	1,263,183
US Bank NA, 6.3%, 2/4/14	2,000,000	2,068,032
		6,086,196
Health Care - 3.1%
AbbVie Inc. (B) (C), 2%, 11/6/18	1,200,000	1,163,551
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,509,273
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,352,374
Genentech Inc., 5.25%, 7/15/35	740,000	812,999
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,544,899
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,637,461
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,378,278
		12,398,835
Industrials - 1.9%
Boeing Co./The, 8.625%, 11/15/31	350,000	495,573
Boeing Co./The, 6.875%, 10/15/43	620,000	773,324
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,732,926
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	912,200
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,079,522
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,351,686
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,353,416
		7,698,647
Information Technology - 0.8%
Apple Inc., 2.4%, 5/3/23	500,000	463,732
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,071,988
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,430,789
		2,966,509
Materials - 0.5%
Ball Corp., 4%, 11/15/23	250,000	231,250
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	400,000	388,705
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,213,016
		1,832,971
Telecommunication Service - 0.6%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,518,768
	Par Value	Value (Note 2)
Utilities - 2.4%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	$1,555,000	$ 1,816,417
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,683,889
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,045,224
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	536,849
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	923,209
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,521,495
		9,527,083
Total Corporate Notes and Bonds ( Cost $53,628,247 )		57,579,013
MORTGAGE BACKED SECURITIES - 6.9%
Fannie Mae - 5.1%
4%, 4/1/15 Pool # 255719	114,554	120,722
5.5%, 4/1/16 Pool # 745444	196,960	207,979
6%, 5/1/16 Pool # 582558	51,176	53,258
5%, 12/1/17 Pool # 672243	470,332	503,119
4.5%, 9/1/20 Pool # 835465	451,985	479,841
6%, 5/1/21 Pool # 253847	103,852	113,485
7%, 12/1/29 Pool # 762813	46,884	53,803
7%, 11/1/31 Pool # 607515	63,625	74,281
7%, 5/1/32 Pool # 644591	33,588	39,213
5.5%, 10/1/33 Pool # 254904	451,611	494,268
5.5%, 11/1/33 Pool # 555880	1,298,968	1,421,661
5%, 5/1/34 Pool # 780890	1,713,042	1,849,966
7%, 7/1/34 Pool # 792636	20,027	21,076
5.5%, 8/1/34 Pool # 793647	191,115	207,526
5.5%, 3/1/35 Pool # 815976	1,067,493	1,170,858
5.5%, 7/1/35 Pool # 825283	508,827	558,036
5.5%, 8/1/35 Pool # 826872	312,475	341,386
5%, 9/1/35 Pool # 820347	579,573	647,982
5%, 9/1/35 Pool # 835699	614,584	686,696
5%, 10/1/35 Pool # 797669	532,181	590,736
5.5%, 10/1/35 Pool # 836912	192,157	208,406
5%, 12/1/35 Pool # 850561	315,946	340,175
5.5%, 12/1/35 Pool # 844583	1,027,667	1,120,163
5.5%, 2/1/36 Pool # 851330	4,157	4,510
5.5%, 9/1/36 Pool # 831820	1,159,390	1,290,699
6%, 9/1/36 Pool # 831741	628,728	682,820
5.5%, 10/1/36 Pool # 896340	82,189	89,176
5.5%, 10/1/36 Pool # 901723	564,608	612,547
5.5%, 12/1/36 Pool # 902853	1,096,284	1,209,527
5.5%, 12/1/36 Pool # 903059	937,161	1,027,585
5.5%, 12/1/36 Pool # 907512	490,437	533,703
5.5%, 12/1/36 Pool # 907635	757,230	845,168
3.5%, 6/1/42 Pool # AO4136	1,275,225	1,296,270
3%, 2/1/43 Pool # AB8486	1,484,701	1,452,632
		20,349,273

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Freddie Mac - 1.8%
8%, 6/1/30 Pool # C01005	$ 33,901	$ 41,022
6.5%, 1/1/32 Pool # C62333	124,098	141,576
5%, 7/1/33 Pool # A11325	973,833	1,078,648
6%, 10/1/34 Pool # A28439	126,454	139,096
6%, 10/1/34 Pool # A28598	86,030	94,630
5%, 4/1/35 Pool # A32314	158,558	175,523
5%, 4/1/35 Pool # A32315	184,264	200,704
5%, 4/1/35 Pool # A32316	198,760	216,451
5%, 4/1/35 Pool # A32509	129,961	144,454
5%, 1/1/37 Pool # A56371	589,413	628,389
3%, 9/1/42 Pool # C04233	1,738,733	1,697,385
3%, 4/1/43 Pool # V80025	1,190,918	1,162,598
3%, 4/1/43 Pool # V80026	1,192,925	1,164,556
		6,885,032
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	72,892	84,553
Total Mortgage Backed Securities ( Cost $25,833,887 )		27,318,858
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%
U.S. Treasury Bond - 1.2%
6.625%, 2/15/27	3,270,000	4,656,683
U.S. Treasury Notes - 15.3%
3.125%, 8/31/13	1,175,000	1,180,921
4.000%, 2/15/14	4,810,000	4,925,363
4.250%, 8/15/14	4,965,000	5,189,200
2.375%, 9/30/14	1,400,000	1,437,516
0.500%, 10/15/14	5,000,000	5,017,970
2.500%, 3/31/15	795,000	825,278
4.500%, 2/15/16	5,550,000	6,120,174
3.250%, 12/31/16	2,500,000	2,705,272
	Par Value	Value (Note 2)
3.125%, 1/31/17	$2,000,000	$ 2,157,500
0.500%, 7/31/17	4,000,000	3,904,064
2.375%, 7/31/17	2,000,000	2,102,500
4.250%, 11/15/17	12,100,000	13,688,125
2.750%, 2/15/19	1,300,000	1,383,688
3.375%, 11/15/19	1,000,000	1,100,312
2.625%, 11/15/20	7,400,000	7,710,452
1.750%, 5/15/22	1,750,000	1,668,653
		61,116,988
Total U.S. Government and Agency Obligations ( Cost $63,255,900 )		65,773,671
	Shares
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund	15,927,601	15,927,601
Total Short-Term Investments ( Cost $15,927,601 )		15,927,601
TOTAL INVESTMENTS - 99.8% ( Cost $326,748,096** )		397,412,575
NET OTHER ASSETS AND LIABILITIES - 0.2%		695,477
TOTAL NET ASSETS - 100.0%		$398,108,052

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $327,577,278.
(A)	Stepped rate security. Rate shown is as of June 30, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other  "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.04% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.5%
Consumer Discretionary - 11.1%
DIRECTV *	204,000	$ 12,570,480
McDonald’s Corp.	58,000	5,742,000
Omnicom Group Inc.	162,000	10,184,940
Target Corp.	160,000	11,017,600
Time Warner Inc.	200,000	11,564,000
Viacom Inc., Class B	126,000	8,574,300
		59,653,320
Consumer Staples - 6.8%
Diageo PLC, ADR	47,000	5,402,650
Nestle S.A., ADR	94,000	6,183,320
Philip Morris International Inc.	93,000	8,055,660
Procter & Gamble Co./The	106,000	8,160,940
Wal-Mart Stores Inc.	117,000	8,715,330
		36,517,900
Energy - 12.7%
Apache Corp.	96,500	8,089,595
Chevron Corp.	133,046	15,744,663
ConocoPhillips	167,000	10,103,500
Exxon Mobil Corp.	72,000	6,505,200
National Oilwell Varco Inc.	132,000	9,094,800
Occidental Petroleum Corp.	101,000	9,012,230
Schlumberger Ltd.	136,000	9,745,760
		68,295,748
Financials - 27.3%
Capital Markets - 2.8%
Bank of New York Mellon Corp./The	331,000	9,284,550
BlackRock Inc.	21,500	5,522,275
		14,806,825
Commercial Banks - 8.8%
BB&T Corp.	265,000	8,978,200
M&T Bank Corp.	56,000	6,258,000
US Bancorp	405,000	14,640,750
Wells Fargo & Co.	424,000	17,498,480
		47,375,430
Insurance - 14.2%
American International Group Inc. *	319,000	14,259,300
Arch Capital Group Ltd. *	187,000	9,613,670
Berkshire Hathaway Inc., Class B *	149,500	16,732,040
Markel Corp. *	31,576	16,638,973
Travelers Cos. Inc./The	158,000	12,627,360
WR Berkley Corp.	158,032	6,457,188
		76,328,531
Real Estate Management & Development - 1.5%
Brookfield Asset Management Inc., Class A	223,000	8,032,460
	Shares	Value (Note 2)
Health Care - 15.0%
Johnson & Johnson	194,000	$ 16,656,840
Medtronic Inc.	217,000	11,168,990
Merck & Co. Inc.	441,000	20,484,450
Novartis AG, ADR	78,000	5,515,380
Pfizer Inc.	740,000	20,727,400
UnitedHealth Group Inc.	91,000	5,958,680
		80,511,740
Industrials - 14.5%
3M Co.	145,000	15,855,750
Boeing Co./The	80,000	8,195,200
Danaher Corp.	150,000	9,495,000
Emerson Electric Co.	113,000	6,163,020
FedEx Corp.	129,000	12,716,820
General Dynamics Corp.	78,000	6,109,740
United Parcel Service Inc., Class B	118,000	10,204,640
United Technologies Corp.	100,000	9,294,000
		78,034,170
Information Technology - 2.9%
International Business Machines Corp.	42,990	8,215,819
QUALCOMM Inc.	123,500	7,543,380
		15,759,199
Materials - 3.8%
Air Products & Chemicals Inc.	83,000	7,600,310
Mosaic Co./The	240,000	12,914,400
		20,514,710
Telecommunication Service - 1.4%
AT&T Inc.	207,987	7,362,740
Total Common Stocks ( Cost $386,785,744 )		513,192,773
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund	24,464,493	24,464,493
Total Short-Term Investments ( Cost $24,464,493 )		24,464,493
TOTAL INVESTMENTS - 100.0% ( Cost $411,250,237** )		537,657,266
NET OTHER ASSETS AND LIABILITIES - 0.0%		(141,474)
TOTAL NET ASSETS - 100.0%		$537,515,792

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $411,637,767.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.6%
Consumer Discretionary - 19.2%
Amazon.com Inc. *	29,297	$ 8,135,484
CBS Corp., Class B	74,150	3,623,711
Chipotle Mexican Grill Inc. *	5,165	1,881,868
DIRECTV *	74,065	4,563,885
Discovery Communications Inc., Class C *	86,523	6,027,192
Home Depot Inc./The	77,125	5,974,874
Lululemon Athletica Inc. *	69,211	4,534,705
McDonald’s Corp.	47,945	4,746,555
NIKE Inc., Class B	56,918	3,624,538
Omnicom Group Inc.	79,720	5,011,996
Panera Bread Co., Class A *	16,266	3,024,500
priceline.com Inc. *	6,943	5,742,764
Starbucks Corp.	56,378	3,692,195
TJX Cos. Inc.	113,690	5,691,321
Walt Disney Co./The	32,840	2,073,846
		68,349,434
Consumer Staples - 7.5%
Costco Wholesale Corp.	57,304	6,336,103
Nestle S.A., ADR	115,655	7,607,786
PepsiCo Inc.	44,725	3,658,058
Philip Morris International Inc.	105,955	9,177,822
		26,779,769
Energy - 5.1%
Apache Corp.	80,025	6,708,496
Schlumberger Ltd.	160,765	11,520,420
		18,228,916
Financials - 2.5%
Brookfield Asset Management Inc., Class A	124,706	4,491,910
T. Rowe Price Group Inc.	63,129	4,617,886
		9,109,796
Health Care - 8.7%
Allergan Inc.	55,428	4,669,255
Biogen Idec Inc. *	22,397	4,819,834
Celgene Corp. *	35,665	4,169,595
Cerner Corp. *	48,129	4,624,716
Johnson & Johnson	58,500	5,022,810
UnitedHealth Group Inc.	115,035	7,532,492
		30,838,702
	Shares	Value (Note 2)
Industrials - 15.5%
3M Co.	53,372	$ 5,836,228
Boeing Co./The	58,967	6,040,579
Danaher Corp.	112,318	7,109,729
Emerson Electric Co.	87,988	4,798,866
Expeditors International of Washington Inc.	69,867	2,655,645
FedEx Corp.	36,155	3,564,160
Jacobs Engineering Group Inc. *	69,690	3,842,010
Roper Industries Inc.	37,893	4,707,068
United Parcel Service Inc., Class B	74,075	6,406,006
United Technologies Corp.	77,428	7,196,158
W.W. Grainger Inc.	11,825	2,982,029
		55,138,478
Information Technology - 29.9%
Communications Equipment - 3.2%
QUALCOMM Inc.	185,618	11,337,547
Computers & Peripherals - 4.8%
Apple Inc.	42,824	16,961,730
Internet Software & Services - 5.5%
eBay Inc. *	123,957	6,411,056
Google Inc., Class A *	15,078	13,274,219
		19,685,275
IT Services - 5.9%
Accenture PLC, Class A	101,572	7,309,121
International Business Machines Corp.	35,095	6,707,005
Visa Inc., Class A	38,321	7,003,163
		21,019,289
Semiconductors & Semiconductor Equipment - 1.5%
Linear Technology Corp.	140,170	5,163,863
Software - 9.0%
MICROS Systems Inc. *	96,753	4,174,892
Microsoft Corp.	495,415	17,106,680
Oracle Corp.	352,632	10,832,855
		32,114,427

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Materials - 5.2%
Ecolab Inc.	42,352	$ 3,607,967
Monsanto Co.	91,165	9,007,102
Mosaic Co./The	107,833	5,802,494
		18,417,563
Total Common Stocks ( Cost $253,901,456 )		333,144,789
SHORT-TERM INVESTMENTS - 6.5%
State Street Institutional U.S. Government Money Market Fund	23,056,283	23,056,283
Total Short-Term Investments ( Cost $23,056,283 )		23,056,283
TOTAL INVESTMENTS - 100.1% ( Cost $276,957,739** )		356,201,072
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(473,020)
TOTAL NET ASSETS - 100.0%		$355,728,052

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $278,547,215.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 91.8%
Consumer Discretionary - 23.4%
Advance Auto Parts Inc.	157,684	$ 12,799,210
Bed Bath & Beyond Inc. *	170,741	12,105,537
CarMax Inc. *	224,047	10,342,009
Discovery Communications Inc., Class C *	115,801	8,066,698
Liberty Global PLC *	149,867	10,174,471
Omnicom Group Inc.	208,233	13,091,609
Tiffany & Co.	114,590	8,346,736
TJX Cos. Inc.	306,757	15,356,255
		90,282,525
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	50,053	3,381,080
Energy - 4.6%
Ensco PLC, Class A	143,097	8,316,798
World Fuel Services Corp.	231,769	9,266,124
		17,582,922
Financials - 23.7%
Arch Capital Group Ltd. *	204,189	10,497,356
Brookfield Asset Management Inc., Class A	374,528	13,490,499
Brown & Brown Inc.	258,708	8,340,746
Glacier Bancorp Inc.	347,446	7,709,827
Leucadia National Corp.	331,573	8,693,844
M&T Bank Corp.	89,249	9,973,576
Markel Corp. *	37,839	19,939,261
WR Berkley Corp.	309,392	12,641,757
		91,286,866
Health Care - 9.9%
DENTSPLY International Inc.	196,457	8,046,879
Laboratory Corp. of America Holdings *	123,152	12,327,515
Perrigo Co.	67,011	8,108,331
Techne Corp.	141,929	9,804,455
		38,287,180
	Shares	Value (Note 2)
Industrials - 18.8%
C.H. Robinson Worldwide Inc.	189,725	$ 10,683,415
Colfax Corp. *	150,790	7,857,667
Copart Inc. *	386,496	11,904,077
Expeditors International of Washington Inc.	264,525	10,054,595
IDEX Corp.	160,235	8,622,245
Jacobs Engineering Group Inc. *	125,549	6,921,516
Ritchie Bros Auctioneers Inc.	387,867	7,454,804
Wabtec Corp.	166,878	8,916,292
		72,414,611
Information Technology - 4.5%
Amphenol Corp., Class A	101,226	7,889,554
MICROS Systems Inc. *	218,507	9,428,577
		17,318,131
Materials - 6.0%
Crown Holdings Inc. *	327,899	13,486,486
Ecolab Inc.	114,783	9,778,363
		23,264,849
Total Common Stocks ( Cost $250,962,822 )		353,818,164
SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund	24,173,629	24,173,629
Total Short-Term Investments ( Cost $24,173,629 )		24,173,629
TOTAL INVESTMENTS - 98.1% ( Cost $275,136,451** )		377,991,793
NET OTHER ASSETS AND LIABILITIES - 1.9%		7,168,669
TOTAL NET ASSETS - 100.0%		$385,160,462

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $275,379,558.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.6%
Consumer Discretionary - 12.1%
Ascena Retail Group Inc. *	14,320	$ 249,884
Cato Corp./The, Class A	10,680	266,573
CEC Entertainment Inc.	7,020	288,101
Choice Hotels International Inc.	1,640	65,091
Fred’s Inc., Class A	14,400	223,056
Helen of Troy Ltd. *	7,110	272,811
Matthews International Corp., Class A	6,240	235,248
Stage Stores Inc.	7,610	178,835
		1,779,599
Consumer Staples - 2.1%
Casey’s General Stores Inc.	3,080	185,293
Post Holdings Inc. *	2,800	122,248
		307,541
Energy - 6.0%
Bristow Group Inc.	1,100	71,852
Diamondback Energy Inc. *	4,500	149,940
Era Group Inc. *	5,390	140,949
Halcon Resources Corp. *	7,341	41,623
Scorpio Tankers Inc.	31,400	281,972
SEACOR Holdings Inc.	2,290	190,184
		876,520
Financials - 20.5%
AMERISAFE Inc.	3,770	122,110
Assured Guaranty Ltd.	7,700	169,862
Campus Crest Communities Inc., REIT	13,600	156,944
DiamondRock Hospitality Co., REIT	12,529	116,770
First Busey Corp.	21,607	97,232
First Midwest Bancorp Inc.	16,230	222,676
First Niagara Financial Group Inc.	15,507	156,156
Flushing Financial Corp.	7,981	131,287
Hancock Holding Co.	4,200	126,294
International Bancshares Corp.	11,150	251,767
Mack-Cali Realty Corp., REIT	3,600	88,164
MB Financial Inc.	6,330	169,644
National Financial Partners Corp. *	5,300	134,143
Northwest Bancshares Inc.	17,180	232,102
Platinum Underwriters Holdings Ltd.	2,660	152,205
Primerica Inc.	6,300	235,872
Summit Hotel Properties Inc., REIT	11,200	105,840
Webster Financial Corp.	11,080	284,534
Westamerica Bancorporation	1,170	53,457
		3,007,059
	Shares	Value (Note 2)
Health Care - 10.9%
Allscripts Healthcare Solutions Inc. *	10,600	$ 137,164
Amsurg Corp. *	7,190	252,369
Charles River Laboratories International Inc. *	8,300	340,549
Corvel Corp. *	5,460	159,814
Haemonetics Corp. *	800	33,080
ICON PLC *	6,830	241,987
ICU Medical Inc. *	3,670	264,460
STERIS Corp.	4,000	171,520
		1,600,943
Industrials - 22.6%
ACCO Brands Corp. *	26,440	168,159
Acuity Brands Inc.	1,770	133,670
Albany International Corp., Class A	8,750	288,575
Atlas Air Worldwide Holdings Inc. *	4,200	183,792
Belden Inc.	9,430	470,840
Carlisle Cos. Inc.	2,800	174,468
Cubic Corp.	3,900	187,590
ESCO Technologies Inc.	5,790	187,480
G&K Services Inc., Class A	5,900	280,840
GATX Corp.	5,370	254,699
McGrath RentCorp	1,000	34,160
Mueller Industries Inc.	6,300	317,709
Standard Parking Corp. *	7,790	167,173
United Stationers Inc.	9,220	309,331
UTi Worldwide Inc.	9,300	153,171
		3,311,657
Information Technology - 9.6%
Coherent Inc.	2,270	125,009
Diebold Inc.	7,470	251,664
Forrester Research Inc.	6,500	238,485
MAXIMUS Inc.	1,880	140,023
MTS Systems Corp.	3,330	188,478
ScanSource Inc. *	5,000	160,000
Verint Systems Inc. *	3,900	138,333
Zebra Technologies Corp., Class A *	4,000	173,760
		1,415,752
Materials - 7.7%
Aptargroup Inc.	3,720	205,381
Deltic Timber Corp.	2,780	160,740
Greif Inc., Class A	2,700	142,209
Innospec Inc.	4,600	184,828
Koppers Holdings Inc.	3,100	118,358
Sensient Technologies Corp.	3,400	137,598
Zep Inc.	11,740	185,844
		1,134,958

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.6%
Utilities - 4.1%
Atmos Energy Corp.	4,250	$ 174,505
Laclede Group Inc./The	2,600	118,716
New Jersey Resources Corp.	1,470	61,049
UNS Energy Corp.	3,140	140,453
WGL Holdings Inc.	2,560	110,643
		605,366
Total Common Stocks ( Cost $9,860,835 )		14,039,395
SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional U.S. Government Money Market Fund	500,602	500,602
Total Short-Term Investments ( Cost $500,602 )		500,602
TOTAL INVESTMENTS - 99.0% ( Cost $10,361,437** )		14,539,997
NET OTHER ASSETS AND LIABILITIES - 1.0%		143,229
TOTAL NET ASSETS - 100.0%		$ 14,683,226

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $10,463,050.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.2%
Australia - 2.2%
Ansell Ltd.	48,988	$ 789,859
James Hardie Industries Plc	145,258	1,247,421
		2,037,280
Belgium - 3.4%
Anheuser-Busch InBev N.V.	35,082	3,122,993
Brazil - 0.7%
Estacio Participacoes S.A.	84,500	605,911
Canada - 3.0%
MacDonald Dettwiler & Associates Ltd.	14,800	982,257
Potash Corp. of Saskatchewan Inc.	15,600	595,105
Rogers Communications Inc.	28,500	1,116,478
		2,693,840
Denmark - 0.9%
Carlsberg AS	9,450	846,032
Finland - 1.5%
Sampo	35,133	1,369,182
France - 8.4%
BNP Paribas S.A.	37,480	2,047,785
European Aeronautic Defence and Space Co. N.V.	16,198	865,819
Sanofi	22,880	2,371,222
Technip S.A.	9,896	1,004,856
Valeo S.A.	21,624	1,359,072
		7,648,754
Germany - 7.2%
Bayer AG	21,195	2,260,323
Bayerische Motoren Werke AG	13,680	1,196,245
Merck KGaA	10,842	1,651,866
SAP AG	20,214	1,480,287
		6,588,721
Indonesia - 0.9%
Bank Mandiri Persero Tbk PT, ADR	86,700	775,965
Ireland - 1.2%
Ryanair Holdings PLC, ADR	20,300	1,046,059
Italy - 2.5%
Atlantia SpA	62,393	1,017,609
Eni SpA	59,768	1,227,637
		2,245,246
Japan - 18.3%
AEON Financial Service Co. Ltd.	40,600	1,149,883
Asics Corp.	80,890	1,281,288
	Shares	Value (Note 2)
Daikin Industries Ltd.	20,300	$ 820,760
Daito Trust Construction Co. Ltd.	8,910	839,973
Daiwa House Industry Co. Ltd.	57,000	1,063,793
Don Quijote Co. Ltd.	35,300	1,717,307
Japan Tobacco Inc.	40,200	1,420,659
Komatsu Ltd.	49,500	1,144,419
LIXIL Group Corp.	61,400	1,496,308
Makita Corp.	15,900	859,286
Seven & I Holdings Co. Ltd.	40,600	1,483,918
Sumitomo Mitsui Financial Group Inc.	49,900	2,289,222
Yahoo Japan Corp.	2,344	1,155,693
		16,722,509
Luxembourg - 1.3%
RTL Group	14,398	1,184,066
Netherlands – 0.5%
Koninklijke KPN N.V.	218,268	453,721
New Zealand - 0.6%
Telecom Corp. of New Zealand Ltd.	327,870	571,686
Norway - 0.8%
Petroleum Geo-Services ASA	61,236	746,000
Philippines - 1.3%
BDO Unibank Inc.	279,940	550,808
LT Group Inc.	1,149,100	601,149
		1,151,957
Russia - 0.9%
Sberbank of Russia	293,893	836,340
South Africa - 1.1%
Mediclinic International Ltd.	147,427	1,024,005
South Korea - 1.9%
Hyundai Mobis	3,934	940,398
Samsung Electronics Co. Ltd., GDR	1,334	777,722
		1,718,120
Spain – 2.6%
Mediaset Espana Comunicacion S.A. *	103,543	901,656
Red Electrica Corp. S.A.	27,024	1,486,177
		2,387,833
Sweden - 4.3%
Assa Abloy AB	37,404	1,465,796
Getinge AB	19,791	601,453
Swedbank AB	55,555	1,274,117
Volvo AB	43,312	579,982
		3,921,348

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland – 6.8%
GAM Holding AG *	58,689	$ 900,948
Glencore Xstrata PLC	210,819	872,636
Novartis AG	48,732	3,461,878
Swatch Group AG/The	1,827	1,000,010
		6,235,472
Thailand - 0.8%
Krung Thai Bank PCL	1,164,000	761,864
Turkey - 1.2%
KOC Holding AS	106,250	510,124
Turkcell Iletisim Hizmetleri AS *	105,409	612,112
		1,122,236
United Kingdom – 22.9%
BG Group PLC	44,001	748,537
British American Tobacco PLC	34,425	1,763,179
Direct Line Insurance Group PLC	355,449	1,259,644
Informa PLC	247,242	1,842,985
International Consolidated Airlines Group S.A. *	95,800	384,521
Ladbrokes PLC	42,489	129,182
Lloyds Banking Group PLC *	1,644,277	1,579,545
Prudential PLC	123,684	2,022,259
Reed Elsevier PLC	98,236	1,116,108
Rexam PLC	262,201	1,904,244
Royal Dutch Shell PLC	67,748	2,163,867
Signet Jewelers Ltd.	16,404	1,120,489
Standard Chartered PLC	60,245	1,307,554
Taylor Wimpey PLC	504,434	734,612
Unilever PLC	70,284	2,845,636
		20,922,362
Total Common Stocks ( Cost $71,205,731 )		88,739,502
	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 3.0%
United States - 3.0%
State Street Institutional U.S. Government Money Market Fund	2,780,007	$ 2,780,007
Total Short-Term Investments ( Cost $2,780,007 )		2,780,007
TOTAL INVESTMENTS - 100.2% ( Cost $73,985,738** )		91,519,509
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(225,612)
TOTAL NET ASSETS - 100.0%		$ 91,293,897

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $74,372,130
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets
Consumer Discretionary	16.6%
Consumer Staples	13.2%
Energy	6.5%
Financials	21.9%
Health Care	13.3%
Industrials	12.2%
Information Technology	3.7%
Materials	5.1%
Money Market Funds	3.1%
Telecommunication Services	3.0%
Utilities	1.6%
Net Other Assets & Liabilities	-0.2%
100.0%

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 54.7%
Baird Aggregate Bond Fund Institutional Shares	307,408	$ 3,227,786
DoubleLine Total Return Bond Fund Class I	349,613	3,856,226
Franklin Floating Rate Daily Access Fund Advisor Class	705,046	6,444,119
iShares Barclays 20+ Year Treasury Bond Fund ETF	14,110	1,558,308
iShares Barclays TIPS Bond Fund ETF	5,766	645,850
Metropolitan West Total Return Bond Fund Class I	517,742	5,477,705
PIMCO Investment Grade Corporate Bond Fund Institutional Class	396,604	4,188,142
Vanguard Total Bond Market ETF	120,365	9,735,121
		35,133,257
Foreign Bond Funds - 2.0%
TCW Emerging Markets Income Fund Class I	150,058	1,287,498
Foreign Stock Funds - 5.0%
iShares MSCI EAFE Index Fund ETF	4,492	257,751
Vanguard FTSE All-World ex-US ETF	37,761	1,669,791
WisdomTree Europe Hedged Equity Fund ETF	5,349	257,126
WisdomTree Japan Hedged Equity Fund ETF	22,524	1,027,320
		3,211,988
	Shares	Value (Note 2)
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund	428,491	$ 428,491
Stock Funds - 37.4%
iShares Core S&P Mid-Cap ETF	21,060	2,432,430
iShares S&P 100 Index Fund ETF	40,030	2,880,158
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	463,608	5,776,556
SPDR S&P 500 ETF Trust	41,990	6,718,820
Vanguard Dividend Appreciation ETF	62,926	4,165,701
Vanguard Health Care ETF	8,148	703,906
Vanguard Information Technology ETF	18,222	1,348,064
		24,025,635
TOTAL INVESTMENTS - 99.8% ( Cost $60,552,984** )		64,086,869
NET OTHER ASSETS AND LIABILITIES - 0.2%		130,123
TOTAL NET ASSETS - 100.0%		$ 64,216,992

**	Aggregate cost for Federal tax purposes was $61,258,942.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 37.1%
Baird Aggregate Bond Fund Institutional Shares	312,799	$ 3,284,389
DoubleLine Total Return Bond Fund Class I	296,452	3,269,864
Franklin Floating Rate Daily Access Fund Advisor Class	717,467	6,557,652
iShares Barclays 20+ Year Treasury Bond Fund ETF	17,947	1,982,067
Metropolitan West Total Return Bond Fund Class I	426,151	4,508,673
PIMCO Investment Grade Corporate Bond Fund Institutional Class	349,353	3,689,171
Vanguard Total Bond Market ETF	88,218	7,135,072
		30,426,888
Foreign Bond Funds - 1.0%
TCW Emerging Markets Income Fund Class I	95,390	818,447
Foreign Stock Funds - 8.3%
iShares MSCI EAFE Index Fund ETF	8,572	491,861
IVA Worldwide Fund Class I	19,392	329,083
Matthews Asian Growth and Income Fund Institutional Shares	17,697	330,576
Vanguard FTSE All-World ex-US ETF	77,594	3,431,207
WisdomTree Europe Hedged Equity Fund ETF	10,206	490,603
WisdomTree Japan Hedged Equity Fund ETF	37,607	1,715,255
		6,788,585
	Shares	Value (Note 2)
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund	989,021	$ 989,021
Stock Funds - 52.3%
iShares Core S&P Mid-Cap ETF	38,070	4,397,085
iShares S&P 100 Index Fund ETF	79,212	5,699,303
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	851,806	10,613,508
SPDR S&P 500 ETF Trust	71,219	11,395,752
Vanguard Dividend Appreciation ETF	104,677	6,929,618
Vanguard Health Care ETF	16,960	1,465,174
Vanguard Information Technology ETF	32,011	2,368,174
		42,868,614
TOTAL INVESTMENTS - 99.9% ( Cost $75,396,595** )		81,891,555
NET OTHER ASSETS AND LIABILITIES - 0.1%		70,369
TOTAL NET ASSETS - 100.0%		$ 81,961,924

**	Aggregate cost for Federal tax purposes was $76,267,625.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 27.3%
Baird Aggregate Bond Fund Institutional Shares	168,352	$ 1,767,693
DoubleLine Total Return Bond Fund Class I	159,553	1,759,865
Franklin Floating Rate Daily Access Fund Advisor Class	386,086	3,528,822
iShares Barclays 20+ Year Treasury Bond Fund ETF	12,878	1,422,246
Metropolitan West Total Return Bond Fund Class I	250,177	2,646,872
PIMCO Investment Grade Corporate Bond Fund Institutional Class	194,926	2,058,414
Vanguard Total Bond Market ETF	34,921	2,824,410
		16,008,322
Foreign Stock Funds - 10.6%
iShares MSCI EAFE Index Fund ETF	8,200	470,516
IVA Worldwide Fund Class I	27,871	472,970
Matthews Asian Growth and Income Fund Institutional Shares	19,062	356,074
Vanguard FTSE All-World ex-U.S. ETF	68,928	3,047,996
WisdomTree Europe Hedged Equity Fund ETF	9,764	469,355
WisdomTree Japan Hedged Equity Fund ETF	30,837	1,406,476
		6,223,387
	Shares	Value (Note 2)
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund	555,965	$ 555,965
Stock Funds - 60.9%
iShares Core S&P Mid-Cap ETF	32,373	3,739,081
iShares Core S&P Small-Cap ETF	2,590	233,955
iShares S&P 100 Index Fund ETF	69,012	4,965,413
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	728,729	9,079,969
SPDR S&P 500 ETF Trust	56,573	9,052,246
Vanguard Dividend Appreciation ETF	83,940	5,556,828
Vanguard Health Care ETF	14,197	1,226,479
Vanguard Information Technology ETF	26,135	1,933,467
		35,787,438
TOTAL INVESTMENTS - 99.7% ( Cost $52,936,719** )		58,575,112
NET OTHER ASSETS AND LIABILITIES - 0.3%		195,624
TOTAL NET ASSETS - 100.0%		$ 58,770,736

**	Aggregate cost for Federal tax purposes was $53,645,675.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 17.3%
Franklin Floating Rate Daily Access Fund Advisor Class	78,184	$ 714,605
iShares Barclays 20+ Year Treasury Bond Fund ETF	2,607	287,917
Metropolitan West Total Return Bond Fund Class I	39,435	417,222
PIMCO Investment Grade Corporate Bond Fund Institutional Class	28,172	297,494
Vanguard Total Bond Market ETF	4,124	333,549
		2,050,787
Foreign Stock Funds - 12.8%
iShares MSCI EAFE Index Fund ETF	2,075	119,064
IVA Worldwide Fund Class I	8,460	143,563
Matthews Asian Growth and Income Fund Institutional Shares	5,143	96,080
Vanguard FTSE All-World ex-U.S. ETF	13,955	617,090
Vanguard FTSE Emerging Markets ETF	3,074	119,210
WisdomTree Europe Hedged Equity Fund ETF	1,977	95,034
WisdomTree Japan Hedged Equity Fund ETF	7,023	320,319
		1,510,360
	Shares	Value (Note 2)
Money Market Funds - 0.5%
State Street Institutional U.S. Government Money Market Fund	64,356	$ 64,356
Stock Funds - 68.9%
iShares Core S&P Mid-Cap ETF	6,964	804,342
iShares Core S&P Small-Cap ETF	1,573	142,026
iShares S&P 100 Index Fund ETF	16,437	1,182,642
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	166,582	2,075,612
SPDR S&P 500 ETF Trust	12,931	2,069,089
Vanguard Dividend Appreciation ETF	17,888	1,184,185
Vanguard Health Care ETF	3,285	283,791
Vanguard Information Technology ETF	5,933	438,924
		8,180,611
TOTAL INVESTMENTS - 99.5% ( Cost $10,858,578** )		11,806,114
NET OTHER ASSETS AND LIABILITIES - 0.5%		64,911
TOTAL NET ASSETS - 100.0%		$ 11,871,025

**	Aggregate cost for Federal tax purposes was $10,980,621.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Assets and Liabilities as of June 30, 2013 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Assets:
Investments in securities, at cost
Unaffiliated issuers	$121,221,283	$191,037,733	$ 71,098,453	$ 38,263,470
Affiliated issuers1	100,949,065	158,310,917	57,643,937	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	(1,042,861)	6,319,050	4,518,042	–
Affiliated issuers1	14,191,275	42,826,583	19,460,534	–
Total investments at value	235,318,762	398,494,283	152,720,966	38,263,470
Cash	–	–	–	3,000,000
Foreign currency (cost of $43,501)(Note 2)	–	–	–	–
Receivables:
Investments sold	–	477,213	822,309	–
Fund shares sold	24,147	220,090	162,381	31,174
Dividends and interest	508,679	604,999	85,170	170,752
Due from Adviser	–	–	–	11,479
Other assets	–	–	–	–
Total assets	235,851,588	399,796,585	153,790,826	41,476,875
Liabilities:
Payables:
Investments purchased	273,537	988,964	1,068,689	–
Fund shares repurchased	855,207	2,501,083	1,100,672	12,283
Management fees	59,160	99,494	37,975	15,300
Distribution fees – Class II	8,787	6,827	359	289
Audit and trustee fees	9,988	16,574	6,169	2,018
Accrued expenses and other payables	–	–	–	–
Total liabilities	1,206,679	3,612,942	2,213,864	29,890
Net assets applicable to outstanding capital stock	$234,644,909	$396,183,643	$151,576,962	$ 41,446,985
Net assets consist of:
Paid-in capital	$219,652,942	$379,998,156	$138,138,028	$ 41,447,178
Accumulated undistributed net investment income	2,685,742	2,958,456	433,367	–
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	(842,189)	(35,918,602)	(10,973,009)	(193)
Net unrealized appreciation of investments (including appreciation of foreign currency related transactions)	13,148,414	49,145,633	23,978,576	–
Net Assets	$234,644,909	$396,183,643	$151,576,962	$ 41,446,985
Class I Shares:
Net Assets	$192,252,083	$363,644,894	$149,844,513	$ 39,954,859
Shares of beneficial interest outstanding	18,106,185	34,132,156	14,200,830	39,955,046
Net Asset Value and redemption price per share	$10.62	$10.65	$10.55	$1.00
Class II Shares:
Net Assets	$ 42,392,826	$ 32,538,749	$ 1,732,449	$ 1,492,126
Shares of beneficial interest outstanding	4,005,641	3,065,577	164,903	1,492,133
Net Asset Value and redemption price per share	$10.58	$10.61	$10.51	$1.00

1	See Note 10 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Assets and Liabilities as of June 30, 2013 (unaudited)

Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$339,877,922	$ 60,560,045	$326,748,096	$411,250,237	$276,957,739	$275,136,451	$ 10,361,437	$ 73,985,738
–	–	–	–	–	–	–	–

18,659,146	917,935	70,664,479	126,407,029	79,243,333	102,855,342	4,178,560	17,533,771
–	–	–	–	–	–	–	–
358,537,068	61,477,980	397,412,575	537,657,266	356,201,072	377,991,793	14,539,997	91,519,509
–	–	–	–	–	–	148,500	–
–	–	–	–	–	–	–	43,097

–	–	1,498,945	–	–	7,941,679	–	384,920
27,828	4,296	122,373	55,064	63,251	27,670	165	14,456
3,378,919	1,011,808	1,792,088	666,703	188,040	237,119	15,845	116,626
–	–	–	–	–	–	–	–
–	–	–	–	10,927	517	–	162,262
361,943,815	62,494,084	400,825,981	538,379,033	356,463,290	386,198,778	14,704,507	92,240,870

–	300,000	1,240,179	–	–	–	–	809,322
341,827	91,510	1,221,658	572,205	475,428	733,027	7,022	32,293
165,816	38,953	231,605	267,836	238,343	286,233	13,330	91,891
9,915	1,384	7,537	1,358	6,491	3,068	349	3,694
16,465	2,709	16,950	21,842	14,976	15,988	580	4,065
–	–	–	–	–	–	–	5,708
534,023	434,556	2,717,929	863,241	735,238	1,038,316	21,281	946,973
$361,409,792	$ 62,059,528	$398,108,052	$537,515,792	$355,728,052	$385,160,462	$ 14,683,226	$ 91,293,897

$349,119,764	$ 67,393,013	$338,143,661	$461,403,121	$263,303,312	$319,131,821	$ 10,560,612	$105,320,314
5,621,549	1,730,030	4,778,039	4,693,555	1,295,772	243,224	14,844	1,215,984
(11,990,667)	(7,981,450)	(15,478,127)	(54,987,913)	11,885,635	(37,069,925)	(70,790)	(32,774,760)
18,659,146	917,935	70,664,479	126,407,029	79,243,333	102,855,342	4,178,560	17,532,359
$361,409,792	$ 62,059,528	$398,108,052	$537,515,792	$355,728,052	$385,160,462	$ 14,683,226	$ 91,293,897

$313,558,489	$ 55,375,150	$361,519,221	$530,975,380	$324,665,157	$370,315,813	$ 13,000,705	$ 73,740,070
30,429,600	5,931,145	18,351,077	17,227,518	12,241,891	19,274,256	925,916	6,665,018
$10.30	$9.34	$19.70	$30.82	$26.52	$19.21	$14.04	$11.06

$ 47,851,303	$ 6,684,378	$ 36,588,831	$ 6,540,412	$ 31,062,895	$ 14,844,649	$ 1,682,521	$ 17,553,827
4,651,146	715,503	1,861,560	212,952	1,176,166	775,582	120,365	1,590,541
$10.29	$9.34	$19.65	$30.71	$26.41	$19.14	$13.98	$11.04

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Assets and Liabilities as of June 30, 2013 (unaudited)

	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund
Assets:
Investments in securities, at cost
Unaffiliated issuers	$ 60,552,984	$ 75,396,595	$ 52,936,719	$ 10,858,578
Net unrealized appreciation
Unaffiliated issuers	3,533,885	6,494,960	5,638,393	947,536
Total investments at value	64,086,869	81,891,555	58,575,112	11,806,114
Receivables:
Investments sold	985,581	894,029	889,755	509,201
Fund shares sold	16,466	239,515	77,599	20,455
Dividends and interest	132,375	175,287	130,628	29,118
Total assets	65,221,291	83,200,386	59,673,094	12,364,888
Liabilities:
Payables:
Investments purchased	771,024	1,062,392	858,237	456,646
Fund shares repurchased	217,292	155,933	29,617	34,335
Management fees	13,319	16,781	12,087	2,402
Service agreement fees	2,664	3,356	2,417	480
Total liabilities	1,004,299	1,238,462	902,358	493,863
Net assets applicable to outstanding capital stock	$ 64,216,992	$ 81,961,924	$ 58,770,736	$ 11,871,025
Net assets consist of:
Paid-in capital	$ 60,153,580	$ 75,090,733	$ 53,082,100	$ 10,951,789
Accumulated undistributed net investment income	673,977	739,831	480,020	79,018
Accumulated net realized loss on investments sold and foreign currency related transactions	(144,450)	(363,600)	(429,777)	(107,318)
Net unrealized appreciation of investments (including appreciation of foreign currency related transactions)	3,533,885	6,494,960	5,638,393	947,536
Net Assets	$ 64,216,992	$ 81,961,924	$ 58,770,736	$ 11,871,025
Class I Shares:
Net Assets	$ 64,216,992	$ 81,961,924	$ 58,770,736	$ 11,871,025
Shares of beneficial interest outstanding	7,467,543	9,626,498	7,207,240	1,022,622
Net Asset Value and redemption price per share	$8.60	$8.51	$8.15	$11.61

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Operations for the Period Ended June 30, 2013 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Investment Income:
Interest	$ 123	$ 234	$ 125	$ 30,039
Dividends
Unaffiliated issuers	2,117,524	2,665,469	618,567	–
Affiliated issuers1	999,523	966,307	54,193	–
Total investment income	3,117,170	3,632,010	672,885	30,039
Expenses:
Management fees	362,128	603,589	227,343	105,186
Audit and trustee fees	15,897	26,388	9,834	3,235
Distribution fees – Class II	53,419	43,555	2,341	1,791
Other expenses	–	24	–	–
Total expenses before reimbursement/waiver	431,444	673,556	239,518	110,212
Less reimbursement/waiver2	–	–	–	(80,173)
Total expenses net of reimbursement/waiver	431,444	673,556	239,518	30,039
Net Investment Income	2,685,726	2,958,454	433,367	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	1,946,066	4,603,180	1,638,053	(193)
Affiliated issuers1	1,401,208	3,274,688	2,318,667	–
Capital gain distributions received from underlying funds
Affiliated issuers1	217,544	307,189	155,897	–
Net change in unrealized appreciation (depreciation)on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(3,806,169)	447,405	2,166,791	–
Affiliated issuers1	1,364,494	9,727,630	5,071,336	–
Net Realized and Unrealized Gain (Loss) on Investments	1,123,143	18,360,092	11,350,744	(193)
Net Increase (Decrease) in Net Assets from Operations	$ 3,808,869	$ 21,318,546	$ 11,784,111	$ (193)

1	See Note 10 for information on affiliated issuers.
2	Waiver includes management fees of $78,382, and distribution fees of $1,791, for the Money Market Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Operations for the Period Ended June 30, 2013 (unaudited)

	Core Bond Fund	High Income Fund	Diversified Income Fund	Large Cap Value Fund
Investment Income:
Interest	$ 6,782,650	$ 1,986,373	$ 2,928,006	$ 1,049
Dividends
Unaffiliated issuers	–	–	3,370,852	6,454,952
Less: Foreign taxes withheld	–	–	(41,749)	(129,653)
Total investment income	6,782,650	1,986,373	6,257,109	6,326,348
Expenses:
Management fees	1,037,518	243,534	1,407,022	1,590,142
Service agreement fees1	–	–	–	–
Audit and trustee fees	26,014	4,352	26,878	34,715
Distribution fees – Class II	60,509	8,443	45,116	7,925
Other expenses	–	10	47	–
Total expenses before reimbursement/waiver	1,124,041	256,339	1,479,063	1,632,782
Less reimbursement/waiver2	–	–	–	–
Total expenses net of reimbursement/waiver	1,124,041	256,339	1,479,063	1,632,782
Net Investment Income	5,658,609	1,730,034	4,778,046	4,693,566
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)2
Unaffiliated issuers	431,069	531,528	10,270,102	18,152,037
Capital gain distributions received from underlying funds
Unaffiliated issuers	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)3
Unaffiliated issuers	(14,624,355)	(2,185,849)	15,117,933	44,534,458
Net Realized and Unrealized Gain (Loss) on Investments	(14,193,286)	(1,654,321)	25,388,035	62,686,495
Net Increase (Decrease) in Net Assets from Operations	$ (8,534,677)	$ 75,713	$ 30,166,081	$ 67,380,061

1	See Note 3 for information on service agreement fees.
2	Includes foreign capital gains taxes paid of $8,080 for the International Stock Fund.
3	Net of change in deferred foreign capital gains taxes of $5,708 for the International Stock Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Operations for the Period Ended June 30, 2013 (unaudited)

Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

$ 563	$ 1,372	$ 27	$ 717	$ 36	$ 44	$ 30	$ 8

2,811,827	2,131,158	96,395	2,040,540	766,167	854,246	562,564	93,549
(23,501)	(107,040)	–	(195,412)	–	–	–	–
2,788,889	2,025,490	96,422	1,845,845	766,203	854,290	562,594	93,557

1,428,773	1,738,380	78,614	572,182	76,856	95,384	68,812	12,116
–	–	–	–	15,371	19,077	13,763	2,423
23,739	25,443	926	6,441	–	–	–	–
38,553	18,436	2,038	22,999	–	–	–	–
2,050	–	–	42	–	–	–	–
1,493,115	1,782,259	81,578	601,664	92,227	114,461	82,575	14,539
–	–	–	–	–	–	–	–
1,493,115	1,782,259	81,578	601,664	92,227	114,461	82,575	14,539
1,295,774	243,231	14,844	1,244,181	673,976	739,829	480,019	79,018

25,144,355	24,549,479	946,941	2,169,739	344,845	310,365	113,311	(34,757)

–	–	–	–	12,573	4,054	552	–

7,939,240	20,432,645	890,635	(753,558)	1,034,895	3,127,799	3,075,307	631,143
33,083,595	44,982,124	1,837,576	1,416,181	1,392,313	3,442,218	3,189,170	596,386
$ 34,379,369	$ 45,225,355	$ 1,852,420	$ 2,660,362	$ 2,066,289	$ 4,182,047	$ 3,669,189	$ 675,404

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund
	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
Net Assets at beginning of period	$238,216,607	$227,634,129	$393,058,473	$382,606,027
Increase (decrease) in net assets from operations:
Net investment income	2,685,726	6,404,623	2,958,454	9,024,664
Net realized gain (loss) on investment transactions	3,564,818	5,954,390	8,185,057	10,957,642
Net change in unrealized appreciation (depreciation) on investment transactions	(2,441,675)	7,620,015	10,175,035	19,170,279
Net increase (decrease) in net assets from operations	3,808,869	19,979,028	21,318,546	39,152,585
Distributions to shareholders from:
Net investment income
Class I	16	(7,226,155)	2	(10,646,775)
Class II	–	(1,526,152)	–	(985,020)
Total distributions	16	(8,752,307)	2	(11,631,795)
Capital Stock transactions:
Class I Shares
Shares sold	18,325,565	36,406,472	28,188,488	45,709,365
Issued to shareholders in reinvestment of distributions	–	7,226,139	–	10,646,773
Shares redeemed	(24,783,209)	(41,688,374)	(42,474,224)	(69,665,565)
Net increase (decrease) in net assets from capital stock transactions	(6,457,644)	1,944,237	(14,285,736)	(13,309,427)
Class II Shares
Shares sold	1,415,155	1,950,081	445,988	1,099,583
Issued to shareholders in reinvestment of distributions	–	1,526,152	–	985,020
Shares redeemed	(2,338,094)	(6,064,713)	(4,353,630)	(5,843,520)
Net increase (decrease) in net assets from capital stock transactions	(922,939)	(2,588,480)	(3,907,642)	(3,758,917)
Total net decrease from capital stock transactions	(7,380,583)	(644,243)	(18,193,378)	(17,068,344)
Total increase (decrease) in net assets	(3,571,698)	10,582,478	3,125,170	10,452,446
Net Assets at end of period	$234,644,909	$238,216,607	$396,183,643	$393,058,473
Undistributed net investment income included in net assets	$ 2,685,742	$ –	$ 2,958,456	$ –
Capital Share transactions:
Class I Shares
Shares sold	1,711,341	3,483,197	2,650,927	4,586,565
Issued to shareholders in reinvestment of distributions	–	691,344	–	1,053,646
Shares redeemed	(2,310,463)	(3,985,882)	(3,994,549)	(6,964,923)
Net increase (decrease) from capital shares outstanding	(599,122)	188,659	(1,343,622)	(1,324,712)
Class II Shares
Shares sold	131,967	187,427	42,530	112,305
Issued to shareholders in reinvestment of distributions	–	146,308	–	97,726
Shares redeemed	(218,765)	(582,367)	(406,862)	(592,373)
Net increase (decrease) from capital shares outstanding	(86,798)	(248,632)	(364,332)	(382,342)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

Aggressive Allocation Fund		Money Market Fund		Core Bond Fund		High Income Fund
(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
$144,675,419	$134,360,528	$ 50,323,677	$ 62,660,366	$389,790,924	$425,099,202	$ 67,099,601	$ 92,675,282

433,367	2,537,833	–	–	5,658,609	12,849,590	1,730,034	5,479,561
4,112,617	5,179,817	(193)	–	431,069	255,801	531,528	3,222,281
7,238,127	7,348,417	–	–	(14,624,355)	(41,918)	(2,185,849)	860,384
11,784,111	15,066,067	(193)	–	(8,534,677)	13,063,473	75,713	9,562,226

–	(3,193,957)	–	–	(252,855)	(11,250,243)	(190,932)	(5,116,320)
–	(39,884)	–	–	–	(1,526,409)	(15,115)	(542,703)
–	(3,233,841)	–	–	(252,855)	(12,776,652)	(206,047)	(5,659,023)

18,052,163	30,425,398	8,141,857	15,456,536	24,280,908	80,281,951	4,187,281	6,340,313
–	3,193,957	–	–	252,855	11,250,243	190,932	5,116,320
(22,594,862)	(35,113,393)	(16,834,752)	(28,490,349)	(43,700,988)	(126,901,735)	(9,256,413)	(41,331,439)
(4,542,699)	(1,494,038)	(8,692,895)	(13,033,813)	(19,167,225)	(35,369,541)	(4,878,200)	(29,874,806)

76,134	103,181	749,029	2,213,981	1,422,799	3,009,622	300,822	356,009
–	39,884	–	–	–	1,526,409	15,115	542,703
(416,003)	(166,362)	(932,633)	(1,516,857)	(1,849,174)	(4,761,589)	(347,476)	(502,790)
(339,869)	(23,297)	(183,604)	697,124	(426,375)	(225,558)	(31,539)	395,922
(4,882,568)	(1,517,335)	(8,876,499)	(12,336,689)	(19,593,600)	(35,595,099)	(4,909,739)	(29,478,884)
6,901,543	10,314,891	(8,876,692)	(12,336,689)	(28,381,132)	(35,308,278)	(5,040,073)	(25,575,681)
$151,576,962	$144,675,419	$ 41,446,985	$ 50,323,677	$361,409,792	$389,790,924	$ 62,059,528	$ 67,099,601
$ 433,367	$ –	$ –	$ –	$ 5,621,549	$ 215,795	$ 1,730,030	$ 206,043

1,730,410	3,188,342	8,141,858	15,456,536	2,310,028	7,495,349	443,630	651,888
–	327,438	–	–	24,177	1,064,171	20,185	545,827
(2,164,123)	(3,674,003)	(16,834,752)	(28,490,349)	(4,156,241)	(11,809,745)	(977,427)	(4,170,438)
(433,713)	(158,223)	(8,692,894)	(13,033,813)	(1,822,036)	(3,250,225)	(513,612)	(2,972,723)

7,484	10,752	749,029	2,213,981	135,272	279,678	31,456	36,572
–	4,102	–	–	–	144,622	1,597	57,879
(40,102)	(16,989)	(932,633)	(1,516,857)	(176,081)	(444,157)	(36,356)	(51,896)
(32,618)	(2,135)	(183,604)	697,124	(40,809)	(19,857)	(3,303)	42,555

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

	Diversified Income Fund		Large Cap Value Fund
	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
Net Assets at beginning of period	$393,930,489	$403,211,434	$500,469,127	$491,674,493
Increase (decrease) in net assets from operations:
Net investment income	4,778,046	10,757,484	4,693,566	10,488,964
Net realized gain on investment transactions	10,270,102	6,819,611	18,152,037	22,534,576
Net change in unrealized appreciation (depreciation) on investment transactions	15,117,933	14,057,412	44,534,458	24,248,240
Net increase in net assets from operations	30,166,081	31,634,507	67,380,061	57,271,780
Distributions to shareholders from:
Net investment income
Class I	(215,762)	(9,820,039)	(210,359)	(10,356,142)
Class II	–	(889,234)	–	(112,931)
Total distributions	(215,762)	(10,709,273)	(210,359)	(10,469,073)
Capital Stock transactions:
Class I Shares
Shares sold	13,369,695	33,291,125	30,533,802	69,507,711
Issued to shareholders in reinvestment of distributions	215,762	9,820,039	210,359	10,356,143
Shares redeemed	(38,401,476)	(76,259,090)	(60,735,656)	(117,526,447)
Net decrease in net assets from capital stock transactions	(24,816,019)	(33,147,926)	(29,991,495)	(37,662,593)
Class II Shares
Shares sold	1,003,394	5,148,640	272,550	224,114
Issued to shareholders in reinvestment of distributions	–	889,234	–	112,931
Shares redeemed	(1,960,131)	(3,096,127)	(404,092)	(682,525)
Net increase (decrease) in net assets from capital stock transactions	(956,737)	2,941,747	(131,542)	(345,480)
Total net decrease from capital stock transactions	(25,772,756)	(30,206,179)	(30,123,037)	(38,008,073)
Total increase (decrease) in net assets	4,177,563	(9,280,945)	37,046,665	8,794,634
Net Assets at end of period	$398,108,052	$393,930,489	$537,515,792	$500,469,127
Undistributed net investment income included in net assets	$ 4,778,039	$ 215,755	$ 4,693,555	$ 210,348
Capital Share transactions:
Class I Shares
Shares sold	686,244	1,813,514	1,012,509	2,587,667
Issued to shareholders in reinvestment of distributions	10,834	539,704	6,761	386,381
Shares redeemed	(1,972,543)	(4,167,601)	(2,027,737)	(4,353,429)
Net decrease from capital shares outstanding	(1,275,465)	(1,814,383)	(1,008,467)	(1,379,381)
Class II Shares
Shares sold	51,334	284,063	8,978	8,317
Issued to shareholders in reinvestment of distributions	–	48,943	–	4,222
Shares redeemed	(101,226)	(169,225)	(13,472)	(25,462)
Net increase (decrease) from capital shares outstanding	(49,892)	163,781	(4,494)	(12,923)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

Large Cap Growth Fund		Mid Cap Fund		Small Cap Fund		International Stock Fund
(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
$347,125,853	$358,620,849	$370,461,007	$365,102,889	$ 13,422,398	$ 12,661,690	$ 95,182,105	$ 88,163,466

1,295,774	2,733,613	243,231	1,096,782	14,844	157,422	1,244,181	1,552,102
25,144,355	5,568,234	24,549,479	12,645,399	946,941	585,925	2,169,739	2,784,165
7,939,240	31,642,311	20,432,645	42,480,016	890,635	1,117,532	(753,558)	13,554,327
34,379,369	39,944,158	45,225,355	56,222,197	1,852,420	1,860,879	2,660,362	17,890,594

(51,754)	(2,515,455)	(22,765)	(1,067,719)	–	(139,045)	(42,227)	(1,223,367)
–	(189,383)	–	(22,229)	–	(15,378)	–	(263,629)
(51,754)	(2,704,838)	(22,765)	(1,089,948)	–	(154,423)	(42,227)	(1,486,996)

17,141,398	51,759,146	22,440,287	46,160,581	362,705	567,964	4,889,580	6,139,330
51,754	2,515,455	22,765	1,067,719	–	139,045	42,227	1,223,367
(41,975,817)	(101,706,126)	(52,188,640)	(95,640,480)	(943,496)	(1,550,153)	(10,231,194)	(16,609,228)
(24,782,665)	(47,431,525)	(29,725,588)	(48,412,180)	(580,791)	(843,144)	(5,299,387)	(9,246,531)

572,831	1,039,287	159,842	205,290	107,316	28,404	170,267	867,658
–	189,383	–	22,229	–	15,378	–	263,629
(1,515,582)	(2,531,461)	(937,389)	(1,589,470)	(118,117)	(146,386)	(1,377,223)	(1,269,715)
(942,751)	(1,302,791)	(777,547)	(1,361,951)	(10,801)	(102,604)	(1,206,956)	(138,428)
(25,725,416)	(48,734,316)	(30,503,135)	(49,774,131)	(591,592)	(945,748)	(6,506,343)	(9,384,959)
8,602,199	(11,494,996)	14,699,455	5,358,118	1,260,828	760,708	(3,888,208)	7,018,639
$355,728,052	$347,125,853	$385,160,462	$370,461,007	$ 14,683,226	$ 13,422,398	$ 91,293,897	$ 95,182,105
$ 1,295,772	$ 51,752	$ 243,224	$ 22,758	$ 14,844	$ –	$ 1,215,984	$ 14,030

655,838	2,172,455	1,192,681	2,819,510	26,592	49,083	439,755	624,736
1,921	106,135	1,184	63,373	–	11,463	3,720	114,510
(1,615,872)	(4,235,335)	(2,781,143)	(5,878,665)	(69,174)	(133,951)	(914,452)	(1,660,974)
(958,113)	(1,956,745)	(1,587,278)	(2,995,782)	(42,582)	(73,405)	(470,977)	(921,728)

22,364	44,301	8,597	12,749	8,129	2,393	15,103	91,269
–	8,013	–	1,321	–	1,272	–	24,683
(57,835)	(106,446)	(50,038)	(98,269)	(8,717)	(12,565)	(121,916)	(126,337)
(35,471)	(54,132)	(41,441)	(84,199)	(588)	(8,900)	(106,813)	(10,385)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

	Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund
	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
Net Assets at beginning of period	$ 56,607,290	$ 39,580,036	$ 68,009,467	$ 45,404,453
Increase (decrease) in net assets from operations:
Net investment income	673,976	1,434,560	739,829	1,619,329
Net realized gain (loss) on investment transactions	357,418	165,174	314,419	202,955
Net change in unrealized appreciation on investment transactions	1,034,895	2,879,364	3,127,799	3,982,918
Net increase in net assets from operations	2,066,289	4,479,098	4,182,047	5,805,202
Distributions to shareholders from:
Net investment income
Class I	–	(1,667,275)	–	(1,812,454)
Net realized gains
Class I	(125,940)	(178,482)	(80,781)	(440,797)
Total distributions	(125,940)	(1,845,757)	(80,781)	(2,253,251)
Capital Stock transactions:
Class I Shares
Shares sold	14,905,840	26,778,150	19,032,196	29,952,292
Issued to shareholders in reinvestment of distributions	125,941	1,845,756	80,782	2,253,248
Shares redeemed	(9,362,428)	(14,229,993)	(9,261,787)	(13,152,477)
Net increase in net assets from capital stock transactions	5,669,353	14,393,913	9,851,191	19,053,063
Total increase in net assets	7,609,702	17,027,254	13,952,457	22,605,014
Net Assets at end of period	$ 64,216,992	$ 56,607,290	$ 81,961,924	$ 68,009,467
Undistributed net investment income included in net assets	$ 673,977	$ –	$ 739,831	$ –
Capital Share transactions:
Class I Shares
Shares sold	1,723,770	3,249,949	2,243,868	3,774,920
Issued to shareholders in reinvestment of distributions	14,445	222,629	9,362	281,135
Shares redeemed	(1,081,533)	(1,725,495)	(1,089,528)	(1,656,361)
Net increase from capital shares transactions	656,682	1,747,083	1,163,702	2,399,694

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Statements of Changes in Net Assets

Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund
(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12
$ 49,268,630	$ 35,182,268	$ 7,160,082	$ 2,236,241

480,019	1,111,481	79,018	128,525
113,863	140,879	(34,757)	1,533
3,075,307	3,160,888	631,143	333,215
3,669,189	4,413,248	675,404	463,273

–	(1,199,277)	–	(134,118)

(68,683)	(401,247)	(7,410)	(27,128)
(68,683)	(1,600,524)	(7,410)	(161,246)

13,815,697	21,643,373	5,372,450	5,538,045
68,684	1,600,523	7,411	161,246
(7,982,781)	(11,970,258)	(1,336,912)	(1,077,477)
5,901,600	11,273,638	4,042,949	4,621,814
9,502,106	14,086,362	4,710,943	4,923,841
$ 58,770,736	$ 49,268,630	$ 11,871,025	$ 7,160,082
$ 480,020	$ –	$ 79,018	$ –

1,706,026	2,875,883	468,256	528,566
8,316	210,569	631	15,091
(983,842)	(1,594,072)	(116,346)	(102,883)
730,500	1,492,380	352,541	440,774

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$10.45	$9.96	$10.01	$9.61	$8.48	$10.77
Income from Investment Operations:
Net investment income2	0.12	0.29	0.28	0.29	0.29	0.35
Net realized and unrealized gain (loss) on investments	0.05	0.60	0.03	0.52	1.12	(2.27)
Total from investment operations	0.17	0.89	0.31	0.81	1.41	(1.92)
Less Distributions:
Distributions from net investment income	–	(0.40)	(0.35)	(0.41)	(0.28)	(0.27)
Distributions from capital gains	–	–	–	–	–	(0.10)
Distributions from return of capital	–	–	(0.01)	–	–	–
Total distributions	–	(0.40)	(0.36)	(0.41)	(0.28)	(0.37)
Net increase (decrease) in net asset value	0.17	0.49	(0.05)	0.40	1.13	(2.29)
Net Asset Value at end of period	$10.62	$10.45	$9.96	$10.01	$9.61	$8.48
Total Return (%)3	1.584	8.98	3.14	8.37	16.76	(17.89)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$192,252	$195,526	$184,431	$195,657	$176,322	$116,678
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.31
After management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.28
Ratio of net investment income to average net assets (%)	2.275	2.79	2.76	2.90	3.23	3.53
Portfolio turnover (%)6	254	36	36	36	47	71
CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$10.43	$9.95	$10.00	$9.61	$8.51
Income from Investment Operations:
Net investment income2	0.11	0.26	0.27	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.04	0.61	0.02	0.43	0.99
Total from investment operations	0.15	0.87	0.29	0.78	1.27
Less Distributions:
Distributions from net investment income	–	(0.39)	(0.33)	(0.39)	(0.17)
Distributions from return of capital	–	–	(0.01)	–	–
Net increase in net asset value	0.15	0.48	(0.05)	0.39	1.10
Net Asset Value at end of period	$10.58	$10.43	$9.95	$10.00	$9.61
Total Return (%)3	1.454	8.71	2.89	8.10	14.914
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,393	$42,691	$43,203	$35,425	$12,829
Ratios of expenses to average net assets (%)	0.565	0.56	0.56	0.55	0.565
Ratio of net investment income to average net assets (%)	2.025	2.49	2.67	3.47	4.385
Portfolio turnover (%)6	254	44	36	36	474

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$10.11	$9.42	$9.49	$8.87	$7.51	$11.21
Income from Investment Operations:
Net investment income2	0.08	0.23	0.20	0.20	0.18	0.21
Net realized and unrealized gain (loss) on investments	0.46	0.77	(0.01)	0.71	1.37	(3.55)
Total from investment operations	0.54	1.00	0.19	0.91	1.55	(3.34)
Less Distributions:
Distributions from net investment income	–	(0.31)	(0.26)	(0.29)	(0.19)	(0.17)
Distributions from capital gains	–	–	–	–	–	(0.19)
Total distributions	–	(0.31)	(0.26)	(0.29)	(0.19)	(0.36)
Net increase (decrease) in net asset value	0.54	0.69	(0.07)	0.62	1.36	(3.70)
Net Asset Value at end of period	$10.65	$10.11	$9.42	$9.49	$8.87	$7.51
Total Return (%)3	5.434	10.54	2.03	10.22	20.61	(30.23)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$363,645	$358,486	$346,733	$352,545	$332,428	$243,761
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.31
After management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.28
Ratio of net investment income to average net assets (%)	1.495	2.32	2.07	2.24	2.29	2.20
Portfolio turnover (%)6	234	49	25	34	52	69
CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$10.08	$9.41	$9.48	$8.87	$7.56
Income from Investment Operations:
Net investment income2	0.06	0.20	0.18	0.25	0.19
Net realized and unrealized gain (loss) on investments	0.47	0.77	(0.01)	0.63	1.24
Total from investment operations	0.53	0.97	0.17	0.88	1.43
Less Distributions:
Distributions from net investment income	–	(0.30)	(0.24)	(0.27)	(0.12)
Net increase in net asset value	0.53	0.67	(0.07)	0.61	1.31
Net Asset Value at end of period	$10.61	$10.08	$9.41	$9.48	$8.87
Total Return (%)3	5.304	10.26	1.78	9.94	18.824
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$32,539	$34,573	$ 35,873	$31,715	$12,162
Ratios of expenses to average net assets (%)	0.565	0.56	0.56	0.56	0.565
Ratio of net investment income to average net assets (%)	1.235	2.01	1.86	2.76	3.335
Portfolio turnover (%)6	234	49	25	34	524

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$9.75	$8.96	$9.08	$8.30	$6.57	$11.61
Income from Investment Operations:
Net investment income2	0.03	0.17	0.12	0.11	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.77	0.84	(0.08)	0.81	1.74	(4.74)
Total from investment operations	0.80	1.01	0.04	0.92	1.84	(4.65)
Less Distributions:
Distributions from net investment income	–	(0.22)	(0.16)	(0.14)	(0.11)	(0.06)
Distributions from capital gains	–	–	–	–	–	(0.33)
Total distributions	–	(0.22)	(0.16)	(0.14)	(0.11)	(0.39)
Net increase (decrease) in net asset value	0.80	0.79	(0.12)	0.78	1.73	(5.04)
Net Asset Value at end of period	$10.55	$9.75	$8.96	$9.08	$8.30	$6.57
Total Return (%)3	8.174	11.34	0.48	11.15	27.91	(41.09)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$149,845	$142,755	$132,575	$126,270	$114,492	$69,616
Ratios of expenses to average net assets:
Before management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.31
After management fee reduction (%)	0.315	0.31	0.31	0.31	0.31	0.28
Ratio of net investment income to average net assets (%)	0.575	1.80	1.26	1.27	1.44	0.94
Portfolio turnover (%)6	354	69	32	33	58	67
CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$9.72	$8.95	$9.07	$8.30	$6.69
Income from Investment Operations:
Net investment income2	0.01	0.15	0.10	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.78	0.83	(0.08)	0.73	1.54
Total from investment operations	0.79	0.98	0.02	0.90	1.69
Less Distributions:
Distributions from net investment income	–	(0.21)	(0.14)	(0.13)	(0.08)
Net increase in net asset value	0.79	0.77	(0.12)	0.77	1.61
Net Asset Value at end of period	$10.51	$9.72	$8.95	$9.07	$8.30
Total Return (%)3	8.044	11.06	0.23	10.87	25.094
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,732	$1,921	$1,786	$1,424	$514
Ratios of expenses to average net assets (%)	0.565	0.56	0.56	0.56	0.565
Ratio of net investment income to average net assets (%)	0.295	1.55	1.05	1.99	2.865
Portfolio turnover (%)6	354	69	32	33	584

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MONEY MARKET FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income2	–	–	–	–	0.004	0.02
Net realized and unrealized gain (loss) on investments	–	–	–	–	–	0.004
Total from investment operations	0.00	0.00	0.00	0.00	0.00	0.02
Less Distributions:
Distributions from net investment income	–	–	–	–	(0.00)4	(0.02)
Net increase in net asset value	0.00	0.00	0.00	0.00	0.00	0.00
Net Asset Value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)3	0.005	0.00	0.00	0.00	0.00	1.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$39,955	$48,648	$61,682	$69,634	$92,463	$159,349
Ratios of expenses to average net assets:
Before waiver of expenses by adviser (%)	0.476	0.46	0.47	0.47	0.47	0.47
After waiver of expenses by adviser (%)	0.136,7	0.117	0.087	0.147	0.287	0.47
Ratio of net investment income to average net assets (%)	0.006	0.00	0.00	0.00	0.00	1.67
CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income2	–	–	–	–	–
Net realized and unrealized gain (loss) on investments	–	–	–	–	–
Total from investment operations	0.00	0.00	0.00	0.00	0.00
Less Distributions:
Distributions from net investment income	–	–	–	–	–
Net increase in net asset value	0.00	0.00	0.00	0.00	0.00
Net Asset Value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)3	0.005	0.00	0.00	0.00	0.005
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,492	$1,676	$979	$577	$185
Ratios of expenses to average net assets:
Before waiver of expenses by adviser (%)	0.726	0.71	0.72	0.73	0.736
After waiver of expenses by adviser (%)	0.136,7	0.127	0.077	0.167	0.206,7
Ratio of net investment income to average net assets (%)	0.006	0.00	0.00	0.00	0.006

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Amount represents less than $0.005 per share.
5	Not annualized.
6	Annualized.
7	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$10.55	$10.57	$10.29	$10.14	$9.94	$10.19
Income from Investment Operations:
Net investment income2	0.16	0.34	0.38	0.40	0.43	0.50
Net realized and unrealized gain (loss) on investments	(0.40)	0.00	0.31	0.20	0.21	(0.21)
Total from investment operations	(0.24)	0.34	0.69	0.60	0.64	0.29
Less Distributions:
Distributions from net investment income	(0.01)	(0.36)	(0.41)	(0.45)	(0.44)	(0.54)
Net increase (decrease) in net asset value	(0.25)	(0.02)	0.28	0.15	0.20	(0.25)
Net Asset Value at end of period	$10.30	$10.55	$10.57	$10.29	$10.14	$9.94
Total Return (%)3	(2.27)4	3.21	6.73	5.92	6.50	2.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$313,558	$340,335	$375,325	$429,499	$541,789	$572,562
Ratios of expenses to average net assets (%)	0.565	0.56	0.57	0.56	0.57	0.56
Ratio of net investment income to average net assets (%)	3.035	3.13	3.62	3.76	4.28	4.84
Portfolio turnover (%)6	74	11	6	2	25	12

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$10.54	$10.56	$10.28	$10.14	$9.85
Income from Investment Operations:
Net investment income2	0.15	0.31	0.36	0.37	0.27
Net realized and unrealized gain on investments	(0.40)	0.01	0.31	0.20	0.28
Total from investment operations	(0.25)	0.32	0.67	0.57	0.55
Less Distributions:
Distributions from net investment income	–	(0.34)	(0.39)	(0.43)	(0.26)
Net increase in net asset value	(0.25)	(0.02)	0.28	0.14	0.29
Net Asset Value at end of period	$10.29	$10.54	$ 10.56	$10.28	$10.14
Total Return (%)3	(2.39)4	2.96	6.47	5.66	5.554
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$47,851	$49,456	$ 49,774	$35,750	$9,719
Ratios of expenses to average net assets (%)	0.815	0.81	0.82	0.81	0.825
Ratio of net investment income to average net assets (%)	2.785	2.88	3.36	3.49	3.865
Portfolio turnover (%)6	74	11	6	2	254

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$9.37	$9.18	$9.42	$9.11	$7.34	$9.54
Income from Investment Operations:
Net investment income2	0.25	0.61	0.65	0.72	0.68	0.67
Net realized and unrealized gain (loss) on investments	(0.25)	0.42	(0.18)	0.35	1.80	(2.07)
Total from investment operations	–	1.03	0.47	1.07	2.48	(1.40)
Less Distributions:
Distributions from net investment income	(0.03)	(0.84)	(0.71)	(0.76)	(0.71)	(0.80)
Net increase (decrease) in net asset value	(0.03)	0.19	(0.24)	0.31	1.77	(2.20)
Net Asset Value at end of period	$9.34	$9.37	$9.18	$9.42	$9.11	$7.34
Total Return (%)3	0.024	11.23	5.01	11.73	34.29	(14.74)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$55,375	$60,362	$86,462	$95,552	$107,722	$90,728
Ratios of expenses to average net assets (%)	0.765	0.77	0.77	0.77	0.77	0.76
Ratio of net investment income to average net assets (%)	5.365	6.31	6.76	7.54	7.94	7.42
Portfolio turnover (%)6	164	55	54	53	73	45

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$9.37	$9.19	$9.42	$9.11	$8.14
Income from Investment Operations:
Net investment income2	0.24	0.58	0.63	0.70	0.47
Net realized and unrealized gain (loss) on investments	(0.25)	0.42	(0.18)	0.34	0.96
Total from investment operations	(0.01)	1.00	0.45	1.04	1.43
Less Distributions:
Distributions from net investment income	(0.02)	(0.82)	(0.68)	(0.73)	(0.46)
Net increase in net asset value	(0.03)	0.18	(0.23)	0.31	0.97
Net Asset Value at end of period	$9.34	$9.37	$9.19	$9.42	$9.11
Total Return (%)3	(0.10)4	10.95	4.75	11.45	17.494
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,684	$6,737	$6,213	$4,286	$1,148
Ratios of expenses to average net assets (%)	1.015	1.02	1.02	1.01	1.015
Ratio of net investment income to average net assets (%)	5.105	6.02	6.52	7.20	7.655
Portfolio turnover (%)6	164	55	54	53	734

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$18.29	$17.39	$16.62	$15.37	$14.46	$17.62
Income from Investment Operations:
Net investment income2	0.23	0.49	0.51	0.56	0.60	0.72
Net realized and unrealized gain (loss) on investments	1.19	0.92	0.79	1.29	0.92	(3.05)
Total from investment operations	1.42	1.41	1.30	1.85	1.52	(2.33)
Less Distributions:
Distributions from net investment income	(0.01)	(0.51)	(0.53)	(0.60)	(0.61)	(0.81)
Distributions from capital gains	–	–	–	–	–	(0.02)
Total distributions	(0.01)	(0.51)	(0.53)	(0.60)	(0.61)	(0.83)
Net increase (decrease) in net asset value	1.41	0.90	0.77	1.25	0.91	(3.16)
Net Asset Value at end of period	$19.70	$18.29	$17.39	$16.62	$15.37	$14.46
Total Return (%)3	7.754	8.16	7.84	12.04	10.74	(13.25)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$361,519	$359,022	$372,852	$384,709	$418,381	$438,047
Ratios of expenses to average net assets (%)	0.715	0.71	0.72	0.72	0.72	0.71
Ratio of net investment income to average net assets (%)	2.405	2.69	2.94	3.50	4.12	4.37
Portfolio turnover (%)6	94	17	19	23	26	14

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$18.26	$17.37	$16.61	$15.37	$13.74
Income from Investment Operations:
Net investment income2	0.21	0.44	0.46	0.52	0.35
Net realized and unrealized gain (loss) on investments	1.18	0.93	0.79	1.29	1.64
Total from investment operations	1.39	1.37	1.25	1.81	1.99
Less Distributions:
Distributions from net investment income	–	(0.48)	(0.49)	(0.57)	(0.36)
Net increase in net asset value	1.39	0.89	0.76	1.24	1.63
Net Asset Value at end of period	$19.65	$18.26	$17.37	$16.61	$15.37
Total Return (%)3	7.624	7.89	7.57	11.77	14.434
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$36,589	$34,908	$30,360	$22,309	$6,261
Ratios of expenses to average net assets (%)	0.965	0.96	0.97	0.97	0.975
Ratio of net investment income to average net assets (%)	2.155	2.43	2.69	3.20	3.445
Portfolio turnover (%)6	94	17	19	23	264

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$27.12	$24.78	$23.56	$22.17	$19.42	$31.49
Income from Investment Operations:
Net investment income2	0.26	0.55	0.50	0.38	0.43	0.65
Net realized and unrealized gain (loss) on investments	3.45	2.37	1.24	1.46	2.76	(11.99)
Total from investment operations	3.71	2.92	1.74	1.84	3.19	(11.34)
Less Distributions:
Distributions from net investment income	(0.01)	(0.58)	(0.52)	(0.45)	(0.44)	(0.71)
Distributions from capital gains	–	–	–	–	–	(0.02)
Total distributions	(0.01)	(0.58)	(0.52)	(0.45)	(0.44)	(0.73)
Net increase (decrease) in net asset value	3.70	2.34	1.22	1.39	2.75	(12.07)
Net Asset Value at end of period	$30.82	$27.12	$24.78	$23.56	$22.17	$19.42
Total Return (%)3	13.694	11.82	7.38	8.29	16.79	(35.99)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$530,975	$494,587	$485,978	$524,894	$630,764	$609,444
Ratios of expenses to average net assets (%)	0.615	0.61	0.62	0.62	0.62	0.61
Ratio of net investment income to average net assets (%)	1.775	2.05	2.03	1.72	2.23	2.42
Portfolio turnover (%)6	164	27	29	63	81	38

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$27.05	$24.73	$23.54	$22.17	$17.74
Income from Investment Operations:
Net investment income2	0.23	0.48	0.43	0.34	0.18
Net realized and unrealized gain (loss) on investments	3.43	2.37	1.25	1.44	4.45
Total from investment operations	3.66	2.85	1.68	1.78	4.63
Less Distributions:
Distributions from net investment income	–	(0.53)	(0.49)	(0.41)	(0.20)
Net increase in net asset value	3.66	2.32	1.19	1.37	4.43
Net Asset Value at end of period	$30.71	$27.05	$24.73	$23.54	$22.17
Total Return3(%)3	13.554	11.55	7.11	8.02	26.094
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,540	$5,882	$5,697	$5,354	$2,552
Ratios of expenses to average net assets (%)	0.865	0.86	0.87	0.87	0.875
Ratio of net investment income to average net assets (%)	1.525	1.80	1.78	1.51	1.285
Portfolio turnover (%)6	164	27	63	63	814

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$24.09	$21.84	$22.16	$19.87	$14.50	$23.36
Income from Investment Operations:
Net investment income2	0.10	0.18	0.05	0.10	0.12	0.12
Net realized and unrealized gain (loss) on investments	2.33	2.26	(0.31)	2.31	5.37	(8.80)
Total from investment operations	2.43	2.44	(0.26)	2.41	5.49	(8.68)
Less Distributions:
Distributions from net investment income	(0.00)7	(0.19)	(0.06)	(0.12)	(0.12)	(0.14)
Distributions from capital gains	–	–	–	–	–	(0.04)
Total distributions	(0.00)7	(0.19)	(0.06)	(0.12)	(0.12)	(0.18)
Net increase (decrease) in net asset value	2.43	2.25	(0.32)	2.29	5.37	(8.86)
Net Asset Value at end of period	$26.52	$24.09	$21.84	$22.16	$19.87	$14.50
Total Return (%)3	10.104	11.20	(1.19)	12.13	37.98	(37.20)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$324,665	$318,024	$331,032	$374,644	$433,483	$352,473
Ratios of expenses to average net assets (%)	0.815	0.82	0.82	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.755	0.76	0.24	0.51	0.72	0.62
Portfolio turnover (%)8	384	64	85	78	89	123

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$24.02	$21.80	$22.14	$19.87	$15.78
Income from Investment Operations:
Net investment income2	0.06	0.12	(0.00)7	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.33	2.26	(0.32)	2.30	4.09
Total from investment operations	2.39	2.38	(0.32)	2.36	4.14
Less Distributions:
Distributions from net investment income	–	(0.16)	(0.02)	(0.09)	(0.05)
Net increase in net asset value	2.39	2.22	(0.34)	2.27	4.09
Net Asset Value at end of period	$26.41	$24.02	$21.80	$22.14	$19.87
Total Return (%)3	9.964	10.93	(1.43)	11.85	26.214
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,063	$29,101	$27,589	$20,802	$6,003
Ratios of expenses to average net assets (%)	1.065	1.07	1.07	1.07	1.075
Ratio of net investment income to average net assets (%)	0.505	0.51	0.006	0.29	0.365
Portfolio turnover (%)8	384	64	85	78	894

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Amounts represent less than $0.005 per share.
7	Amounts represent less than 0.01%.
8	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	20103	20093	20083
CLASS I
Net Asset Value at beginning of period	$17.09	$14.75	$14.14	$11.82	$ 8.01	$15.31
Income from Investment Operations:
Net investment income2	0.01	0.05	0.02	0.04	0.005	0.005
Net realized and unrealized gain (loss) on investments	2.11	2.34	0.62	2.33	3.81	(7.13)
Total from investment operations	2.12	2.39	0.64	2.37	3.81	(7.13)
Less Distributions:
Distributions from net investment income	(0.00)8	(0.05)	(0.03)	(0.05)	(0.00)5	(0.00)5
Distributions from capital gains	–	–	–	–	–	(0.16)
Total distributions	–	(0.05)	(0.03)	(0.05)	(0.00)	(0.16)
Net increase (decrease) in net asset value	2.12	2.34	0.61	2.32	3.81	(7.29)
Net Asset Value at end of period	$19.21	$17.09	$14.75	$14.14	$11.82	$8.01
Total Return (%)4	12.436	16.24	4.47	20.12	47.28	(46.89)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$370,316	$356,534	$351,833	$385,219	$229,395	$166,465
Ratios of expenses to average net assets (%)	0.917	0.91	0.91	0.90	0.87	0.87
Ratio of net investment income to average net assets (%)	0.147	0.30	0.16	0.42	(0.05)	0.09
Portfolio turnover (%)8	116	25	52	46	186	108

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	20113	20103	Inception to 12/31/091,3
Net Asset Value at beginning of period	$17.05	$14.72	$14.13	$11.82	$9.36
Income from Investment Operations:
Net investment income2	(0.01)	0.01	(0.01)	0.04	(0.00)
Net realized and unrealized gain (loss) on investments	2.10	2.35	0.60	2.30	2.46
Total from investment operations	2.09	2.36	0.59	2.34	2.46
Less Distributions:
Distributions from net investment income	–	(0.03)	–	(0.03)	–
Net increase in net asset value	2.09	2.33	0.59	2.31	2.46
Net Asset Value at end of period	$19.14	$17.05	$14.72	$14.13	$11.82
Total Return (%)4	12.296	15.95	4.22	19.82	26.136
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$14,845	$13,927	$13,270	$11,951	$4,813
Ratios of expenses to average net assets (%)	1.167	1.16	1.17	1.16	1.227
Ratio of net investment income to average net assets (%)	(0.11)7	0.05	(0.07)	0.38	0.537
Portfolio turnover (%)8	116	25	52	46	1866

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
The financial highlights prior to May 1, 2010 are those of the Mid Cap Growth Fund, the accounting survivor of the reorganization of the Mid Cap Value and Mid Cap Growth Funds. The net asset values and other per share information of the Mid Cap Growth Fund have been restated by the conversion ratio of 2.6623 for Class I shares and 2.6678 for Class II shares to reflect those of the legal survivor of the reorganization of the Mid Cap Value Fund, which was renamed the Mid Cap Fund after the reorganization.

4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$12.32	$10.81	$10.75	$8.54	$6.53	$8.86
Income from Investment Operations:
Net investment income3	0.02	0.14	0.04	0.08	0.05	0.08
Net realized and unrealized gain (loss) on investments	1.70	1.52	0.06	2.20	2.00	(2.34)
Total from investment operations	1.72	1.66	0.10	2.28	2.05	(2.26)
Less Distributions:
Distributions from net investment income	–	(0.15)	(0.04)	(0.07)	(0.04)	(0.07)
Distributions from capital gains	–	–	–	–	–	(0.00)5
Total distributions	–	(0.15)	(0.04)	(0.07)	(0.04)	(0.07)
Net increase (decrease) in net asset value	1.72	1.51	0.06	2.21	2.01	(2.33)
Net Asset Value at end of period	$14.04	$12.32	$10.81	$10.75	$8.54	$6.53
Total Return (%)4	13.936	15.39	0.91	26.80	31.56	(25.54)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,001	$11,936	$11,261	$11,710	$7,989	$5,986
Ratios of expenses to average net assets (%)	1.117	1.11	1.11	1.11	1.11	1.12
Ratio of net investment income to average net assets (%)	0.247	1.24	0.41	0.85	0.77	1.03
Portfolio turnover (%)8	106	15	22	33	21	28

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$12.29	$10.79	$10.74	$8.54	$6.50
Income from Investment Operations:
Net investment income3	–	0.11	0.02	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.69	1.52	0.06	2.20	2.03
Total from investment operations	1.69	1.63	0.08	2.26	2.05
Less Distributions:
Distributions from net investment income	–	(0.13)	(0.03)	(0.06)	(0.01)
Net increase in net asset value	1.69	1.50	0.05	2.20	2.04
Net Asset Value at end of period	$13.98	$12.29	$10.79	$10.74	$ 8.54
Total Return (%)4	13.796	15.10	0.66	26.48	31.576
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,683	$1,486	$1,401	$1,387	$616
Ratios of expenses to average net assets	1.367	1.36	1.36	1.36	1.367
Ratio of net investment income to average net assets (%)	(0.01)7	0.99	0.16	0.67	0.447
Portfolio turnover (%)8	106	15	22	33	216

1	Commenced investment operations on May 1, 2007.
2	Commenced investment operations on May 1, 2009.
3	Based on average shares outstanding during the year.
4
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

5	Amount represents less than $0.005 per share.
6	Not annualized.
7	Annualized.
8	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$10.78	$9.03	$9.99	$9.53	$7.59	$13.40
Income from Investment Operations:
Net investment income2	0.15	0.17	0.19	0.14	0.17	0.26
Net realized and unrealized gain (loss) on investments	0.14	1.75	(0.96)	0.53	1.95	(5.27)
Total from investment operations	0.29	1.92	(0.77)	0.67	2.12	(5.01)
Less Distributions:
Distributions from net investment income	(0.01)	(0.17)	(0.19)	(0.21)	(0.18)	(0.26)
Distributions from capital gains	–	–	–	–	–	(0.54)
Total distributions	(0.01)	(0.17)	(0.19)	(0.21)	(0.18)	(0.80)
Net increase (decrease) in net asset value	0.28	1.75	(0.96)	0.46	1.94	(5.81)
Net Asset Value at end of period	$11.06	$10.78	$9.03	$9.99	$9.53	$7.59
Total Return (%)3	2.704	21.31	(7.70)	7.09	27.90	(38.62)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$73,740	$76,919	$72,756	$92,063	$77,997	$72,768
Ratios of expenses to average net assets (%)	1.215	1.21	1.22	1.22	1.22	1.22
Ratio of net investment income to average net assets (%)	2.665	1.74	1.90	1.48	2.08	2.45
Portfolio turnover (%)6	224	42	38	79	87	43

CLASS II	(unaudited) Six Months Ended 6/30/13	2012	2011	2010	Inception to 12/31/091
Net Asset Value at beginning of period	$10.76	$9.02	$9.99	$9.53	$7.32
Income from Investment Operations:
Net investment income2	0.13	0.14	0.16	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.15	1.76	(0.96)	0.56	2.33
Total from investment operations	0.28	1.90	(0.80)	0.65	2.37
Less Distributions:
Distributions from net investment income	–	(0.16)	(0.17)	(0.19)	(0.16)
Net increase in net asset value	0.28	1.74	(0.97)	0.46	2.21
Net Asset Value at end of period	$11.04	$10.76	$9.02	$9.99	$9.53
Total Return (%)3	2.574	21.01	(7.91)	6.83	32.304
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,554	$18,263	$15,407	$13,241	$3,962
Ratios of expenses to average net assets (%)	1.465	1.46	1.47	1.47	1.485
Ratio of net investment income to average net assets (%)	2.425	1.45	1.58	1.00	0.575
Portfolio turnover (%)6	224	42	38	79	874

1	Commenced investment operations on May 1, 2009.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$8.31	$7.82	$8.06	$7.64	$6.04	$9.63
Income from Investment Operations:
Net investment income1	0.09	0.24	0.22	0.20	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.22	0.53	(0.04)	0.49	1.59	(3.60)
Total from investment operations	0.31	0.77	0.18	0.69	1.74	(3.38)
Less Distributions:
Distributions from net investment income	–	(0.25)	(0.23)	(0.27)	(0.14)	(0.16)
Distributions from capital gains	(0.02)	(0.03)	(0.19)	–	–	(0.05)
Total distributions	(0.02)	(0.28)	(0.42)	(0.27)	(0.14)	(0.21)
Net increase (decrease) in net asset value	0.29	0.49	(0.24)	0.42	1.60	(3.59)
Net Asset Value at end of period	$8.60	$8.31	$7.82	$8.06	$7.64	$6.04
Total Return (%)2	3.673	9.98	2.11	9.01	28.93	(35.31)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,217	$56,607	$39,580	$27,648	$19,300	$8,719
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.304	0.30	0.26	0.40	0.41	0.40
After reimbursement of expenses by adviser (%)	0.304	0.30	0.245	0.205	0.345	0.40
Ratio of net investment income to average net assets (%)	2.194	2.96	2.70	2.61	2.24	2.80
Portfolio turnover (%)6	533	90	114	51	78	74

1	Based on average shares outstanding during the year.
2
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

3	Not annualized.
4	Annualized.
5
Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2030 FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$8.04	$7.49	$7.90	$7.41	$5.75	$9.54
Income from Investment Operations:
Net investment income1	0.08	0.23	0.19	0.18	0.12	0.18
Net realized and unrealized gain (loss) on investments	0.40	0.60	(0.09)	0.52	1.65	(3.82)
Total from investment operations	0.48	0.83	0.10	0.70	1.77	(3.64)
Less Distributions:
Distributions from net investment income	–	(0.22)	(0.20)	(0.21)	(0.11)	(0.11)
Distributions from capital gains	(0.01)	(0.06)	(0.31)	–	–	(0.04)
Total distributions	(0.01)	(0.28)	(0.51)	(0.21)	(0.11)	(0.15)
Net increase (decrease) in net asset value	0.47	0.55	(0.41)	0.49	1.66	(3.79)
Net Asset Value at end of period	$8.51	$8.04	$7.49	$7.90	$7.41	$5.75
Total Return (%)2	6.053	11.05	1.16	9.56	30.94	(38.35)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$81,962	$68,009	$45,404	$31,279	$19,330	$8,010
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.304	0.30	0.26	0.40	0.41	0.40
After reimbursement of expenses by adviser (%)	0.304	0.30	0.245	0.205	0.345	0.40
Ratio of net investment income to average net assets (%)	1.944	2.84	2.43	2.42	1.87	2.38
Portfolio turnover (%)6	493	86	108	43	78	52

1	Based on average shares outstanding during the year.
2
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

3	Not annualized.
4	Annualized.
5
Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended December 31,
		2012	2011	2010	2009	2008
CLASS I
Net Asset Value at beginning of period	$7.61	$7.06	$7.60	$7.07	$5.43	$9.48
Income from Investment Operations:
Net investment income1	0.07	0.20	0.16	0.15	0.08	0.14
Net realized and unrealized gain (loss) on investments	0.48	0.61	(0.12)	0.55	1.63	(4.06)
Total from investment operations	0.55	0.81	0.04	0.70	1.71	(3.92)
Less Distributions:
Distributions from net investment income	–	(0.19)	(0.17)	(0.17)	(0.07)	(0.08)
Distributions from capital gains	(0.01)	(0.07)	(0.41)	–	–	(0.05)
Total distributions	(0.01)	(0.26)	(0.58)	(0.17)	(0.07)	(0.13)
Net increase (decrease) in net asset value	0.54	0.55	(0.54)	0.53	1.64	(4.05)
Net Asset Value at end of period	$8.15	$7.61	$7.06	$7.60	$7.07	$5.43
Total Return (%)2	7.323	11.42	0.47	9.97	31.64	(41.65)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$58,771	$49,269	$35,182	$26,147	$16,656	$6,385
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.304	0.30	0.26	0.40	0.41	0.40
After reimbursement of expenses by adviser (%)	0.304	0.30	0.245	0.205	0.345	0.40
Ratio of net investment income to average net assets (%)	1.744	2.65	2.11	2.14	1.22	1.99
Portfolio turnover (%)6	583	101	115	40	86	62

1	Based on average shares outstanding during the year.
2
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

3	Not annualized.
4	Annualized.
5
Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

6	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2050 FUND
	(unaudited) Six Months Ended 6/30/13	Year Ended 12/31/12	Inception to 12/31/111
CLASS I
Net Asset Value at beginning of period	$10.69	$ 9.75	$10.00
Income from Investment Operations:
Net investment income2	0.09	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.84	0.89	(0.36)
Total from investment operations	0.93	1.19	(0.10)
Less Distributions:
Distributions from net investment income	–	(0.21)	(0.14)
Distributions from return of capital	–	–	(0.01)
Distributions from capital gains	(0.01)	(0.04)	–
Total distributions	(0.01)	(0.25)	(0.15)
Net increase in net asset value	0.92	0.94	(0.25)
Net Asset Value at end of period	$11.61	$10.69	$9.75
Total Return (%)3	8.714	12.12	(1.03)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,871	$7,160	$2,236
Ratios of expenses to average net assets
Before reimbursement of expenses by adviser (%)	0.305	0.30	0.265
After reimbursement of expenses by adviser (%)	0.305	0.30	0.265,6
Ratio of net investment income to average net assets (%)	1.625	2.90	2.615
Portfolio turnover (%)7	794	86	754

1	Commenced investment operations on January 3, 2011.
2	Based on average shares outstanding during the year.
3
These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

4	Not annualized.
5	Annualized.
6
Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

7	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the "Trust’’), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act’’), as amended, as a diversified, open-end management investment company. The Trust is a series fund with, at the end of the period covered by this report, 16 investment portfolios (individually, a "fund," and collectively, the "funds’’), each with different investment objectives and policies. The funds currently available at the end of the period were the Money Market Fund, Core Bond Fund (formerly Bond Fund), High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Stock Fund (collectively, the "Core Funds’’), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds’’), and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the "Target Date Funds").

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except for the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the "Accounts’’) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or it’s affiliates ("CUNA Mutual Group’’). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC. (the "Investment Adviser" or "Madison"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Small Cap and International Stock Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts ("ADRs"),Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ’’), are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee (the "Committee’’) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to fair value any of the investments of these funds. However, an underlying fund may need to fair value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers’’ in U.S. Government securities. As of June 30, 2013, none of the funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked-to-market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03 "Reconsideration of Effective Control of Repurchase Agreements". ASU 2011-03 is an amendment to Topic 860 "Transfers and Servicing". These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The funds have adopted this guidance and have determined that the updated standards have no material impact on the funds’ financial statements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Money Market Fund, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Only the International Stock Fund had net realized gains, and that amount of $2,177,819 is included in the Statements of Operations under the heading "Net realized gain (loss) on investments" for that fund.

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2013, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At June 30, 2013, investments in securities of the Core Bond and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by Core Bond and Diversified Income Funds were $13,197,493 and $7,661,557, respectively, which represent 3.7% and 1.9% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at June 30, 2013, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
American Association of Retired Persons	5/16/02	$2 ,618,513
ERAC USA Finance LLC	12/16/04	4,758,020
Indianapolis Power & Light Co.	10/2/06	3,425,065
Liberty Mutual Group Inc.	6/13/13	993,673
		$11,795,271
Diversified Income Fund
AbbVie Inc.	11/5/12	$ 1,194,321
American Association of Retired Persons	5/16/02	2,094,811
ERAC USA Finance LLC	12/16/04	2,000,531
Indianapolis Power & Light Co.	10/2/06	1,546,002
		$ 6,835,665

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2013, the High Income Fund had entered into such transactions, the market values of which are identified in the fund’s Portfolio of Investments.

Fair Value Measurements: Each fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•Level 1 – unadjusted quoted prices in active markets for identical investments

•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the six month period ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the six month period ended June 30, 2013, none of the funds held securities deemed as a Level 3 and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2013 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
Conservative Allocation	$235,318,762	$ –	$ –	$235,318,762
Moderate Allocation	398,494,283	–	–	398,494,283
Aggressive Allocation	152,720,966	–	–	152,720,966
Money Market1	1,660,715	36,602,755	–	38,263,470
Core Bond
Asset Backed	–	2,124,960	–	2,124,960
Corporate Notes and Bonds	–	99,039,488	–	99,039,488
Mortgage Backed	–	60,253,048	–	60,253,048
U.S. Government and Agency Obligations	–	189,148,639	–	189,148,639
Investment Companies	7,970,933	–	–	7,970,933
	7,970,933	350,566,135	–	358,537,068
High Income
Corporate Notes and Bonds	–	60,010,691	–	60,010,691
Investment Companies	1,467,289	–	–	1,467,289
	1,467,289	60,010,691	–	61,477,980
Diversified Income
Common Stocks	230,205,703	–	–	230,205,703
Asset Backed	–	607,729	–	607,729
Corporate Notes and Bonds	–	57,579,013	–	57,579,013
Mortgage Backed	–	27,318,858	–	27,318,858
U.S. Government and Agency Obligations	–	65,773,671	–	65,773,671
Investment Companies	15,927,601	–	–	15,927,601
	246,133,304	151,279,271	–	397,412,575
Large Cap Value
Common Stocks	513,192,773	–	–	513,192,773
Investment Companies	24,464,493	–	–	24,464,493
	537,657,266	–	–	537,657,266
Large Cap Growth
Common Stocks	333,144,789	–	–	333,144,789
Investment Companies	23,056,283	–	–	23,056,283
	356,201,072	–	–	356,201,072
Mid Cap
Common Stocks	353,818,164	–	–	353,818,164
Investment Companies	24,173,629	–	–	24,173,629
	377,991,793	–	–	377,991,793
Small Cap
Common Stocks	14,039,395	–	–	14,039,395
Investment Companies	500,602	–	–	500,602
	14,539,997	–	–	14,539,997

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/13
International Stock
Common Stocks
Australia	$ –	$ 2,037,280	$ –	$ 2,037,280
Belgium	–	3,122,993	–	3,122,993
Brazil	–	605,911	–	605,911
Canada	–	2,693,840	–	2,693,840
Denmark	–	846,032	–	846,032
Finland	–	1,369,182	–	1,369,182
France	–	7,648,754	–	7,648,754
Germany	–	6,588,721	–	6,588,721
Indonesia	775,965	–	–	775,965
Ireland	1,046,059	–	–	1,046,059
Italy	–	2,245,246	–	2,245,246
Japan	–	16,722,509	–	16,722,509
Luxembourg	–	1,184,066	–	1,184,066
Netherlands	–	453,721	–	453,721
New Zealand	–	571,686	–	571,686
Norway	–	746,000		746,000
Philippines	–	1,151,957	–	1,151,957
Russia	–	836,340	–	836,340
South Africa	–	1,024,005	–	1,024,005
South Korea	–	1,718,120	–	1,718,120
Spain	–	2,387,833	–	2,387,833
Sweden	–	3,921,348	–	3,921,348
Switzerland	–	6,235,472	–	6,235,472
Thailand	–	761,864	–	761,864
Turkey	–	1,122,236	–	1,122,236
United Kingdom	–	20,922,362	–	20,922,362
Investment Companies	2,780,007	–	–	2,780,007
	4,602,031	86,917,478	–	91,519,509
Madison Target Retirement 2020	64,086,869	–	–	64,086,869
Madison Target Retirement 2030	81,891,555	–	–	81,891,555
Madison Target Retirement 2040	58,575,112	–	–	58,575,112
Madison Target Retirement 2050	11,806,114	–	–	11,806,114

New Accounting Pronouncements: In May 2011, the FASB issued ASU 2011-04, modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. The funds have adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities." These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between these entities that prepare their financial statements on the basis of U.S. GAAP

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. Management has evaluated the implications of ASU 2011-11 and its impact on financial statement disclosures and adopted the disclosures required by this update.

3. MANAGEMENT, SERVICES AND DISTRIBUTION AGREEMENTS

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.45% for the Money Market Fund, 0.55% for the Core Bond Fund, 0.75% for the High Income Fund, 0.70% for the Diversified Income Fund, 0.60% for the Large Cap Value Fund, 0.80% for the Large Cap Growth Fund, 0.90% for the Mid Cap Fund, 1.10% for the Small Cap Fund, 1.20% for the International Stock Fund, 0.30% for each of the Target Allocation Funds and 0.25% for each of the Target Date Funds.

For all but the Target Date Funds, the Management Agreement requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. Neither Management Agreement includes Trustee compensation or the fees paid to the Trust’s independent Registered Public Accountant. For the Target Date Funds, the Management Agreement requires the Investment Adviser to provide investment management services to the funds. Other services performed by the Investment Adviser for these funds are covered under a separate Services Agreement (discussed below).

The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund and Lazard Asset Management LLC for the International Stock Fund. The Investment Adviser manages the Money Market Fund, Core Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Fund, Target Allocation Funds and the Target Date Funds without the aid of a Subadviser.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser waived a portion of management fees on the Money Market Class I Shares and Class II Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six month period ended June 30, 2013, the waivers totaled $75,976 for Class I Shares and $2,406 for Class II Shares and are reflected as fees waived by the Investment Adviser in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Services Agreement: Effective September 1, 2011, the Investment Adviser entered into a services agreement ("Services Agreement") for the Target Date Funds. Under the Services Agreement, Madison provides either directly or through outsourced arrangements all operational and support services of the Target Date Funds not provided under the Management Agreement discussed above. Under this Services Agreement, Madison receives a fee of 0.05% (annualized) of the average daily net assets of each Target Date Fund. In exchange for the aforementioned fee, Madison is responsible for paying all of the funds’  fees and expenses, other than (i) the management fee (described above), (ii) fees related to the funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired fund fees, and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the funds may maintain for emergency or extraordinary purposes). The direct expenses of the funds’ independent Trustees and independent auditors are paid out of this fee by the Target Date Funds. Pursuant to the Services Agreement, Madison has also agreed, until April 30, 2014, to waive

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

and/or reimburse investment management fees and/or its services fee to the extent necessary to limit each Target Date Fund’s total operating expenses and underlying fees and expenses to 0.65% of average daily net assets. In applying this waiver, Madison must utilize good faith estimates of the fees and expenses of the underlying funds. The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement: MFD Distributor, LLC ("MFD") serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% of each fund’s daily net assets. MFD arranges to provide compensation to others that provide distribution and shareholder servicing services to the funds and their shareholders. Fees incurred by the funds under the plan are detailed in the Statements of Operations.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In this regard, the distributor waived a portion of 12b-1 fees on the Money Market Class II shares for the purpose of maintaining a one-day yield of zero. For the six month period ended June 30, 2013, the waivers totaled $1,791 and are reflected as fees waived in the Statements of Operations. Neither MFD nor the Investment Adviser has the right to recoup these waived fees.

MFD changed its name from Mosaic Funds Distributor, LLC on February 1, 2013.

Other Expenses: Except as provided below, in addition to the management fee, the Trust is responsible for fees of the disinterested trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, expenses for independent audits, any potential taxes owed and extraordinary expenses as approved by a majority of Independent Trustees. Effective September 1, 2011, the fees for the disinterested trustees and independent audits are paid out of the Services Agreement fee (noted above) for the Target Date Funds.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board meeting attended. The Nominating and Governance Committee of the Board may change these fees at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Money Market Fund declares dividends from net investment income and net realized gains from investment transactions, if any, daily, and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the fund. The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the six month period ended June 30, 2013, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Notes to Financial Statements (unaudited)

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$ 59,778,786	$ 62,887,514
Moderate Allocation	–	–	92,714,769	103,843,026
Aggressive Allocation	–	–	52,073,262	54,873,592
Core Bond	13,907,483	18,633,830	11,229,973	14,675,776
High Income	–	–	10,003,179	12,476,763
Diversified Income	8,033,502	10,513,727	26,656,712	46,343,831
Large Cap Value	–	–	83,250,900	114,127,377
Large Cap Growth	–	–	129,622,124	160,474,835
Mid Cap	–	–	38,372,666	75,466,343
Small Cap	–	–	1,419,869	2,232,616
International Stock	–	–	20,265,282	26,415,087
Madison Target Retirement 2020	–	–	39,827,432	32,504,736
Madison Target Retirement 2030	–	–	47,726,442	37,308,905
Madison Target Retirement 2040	–	–	37,987,245	31,659,015
Madison Target Retirement 2050	–	–	11,702,833	7,573,700

6. FOREIGN SECURITIES

Each fund may invest in foreign securities; however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities include American Depositary Receipts ("ADRs’’), European Depositary Receipts ("EDRs’’), Global Depositary Receipts ("GDRs’’), Swedish Depositary Receipts ("SDRs’’) and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

7. SECURITIES LENDING

Each fund, except the Target Allocation, Money Market, Small Cap and Target Retirement Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

At June 30, 2013, none of the funds had securities out on loan.

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryforwards as of December 31, 2012, which are available to offset future capital gains, if any.

Fund	2013	2014	2015	2016	2017	2018	No Expiration-Short Term
Conservative Allocation	$ –	$ –	$ –	$ –	$ 2,386,143	$ –	$ –
Moderate Allocation	–	–	–	9,202,459	20,811,527	9,937,108	–
Aggressive Allocation	–	–	–	329,267	6,205,447	6,513,626	–
Money Market	–	–	–	–	–	–	–
Core Bond	1,445,891	816,322	228,563	–	9,584,651	346,309	–
High Income	–	–	–	3,871,343	4,641,635	–	–
Diversified Income	–	–	–	–	24,898,540	–	–
Large Cap Value	–	–	–	30,899,868	41,852,552	–	–
Large Cap Growth	–	–	–	–	11,561,675	–	–
Mid Cap	–	–	–	23,007,112	38,369,131	–	–
Small Cap	–	–	–	810,060	106,162	–	–
International Stock	–	–	751,246	8,819,661	21,825,302	1,915,037	1,197,463
Madison Target Retirement 2020	–	–	–	–	–	–	–
Madison Target Retirement 2030	–	–	–	–	–	–	–
Madison Target Retirement 2040	–	–	–	–	–	–	–
Madison Target Retirement 2050	–	–	–	–	–	–	–

Included in the net capital loss carryforwards for Mid Cap Fund, Small Cap Fund and International Stock Fund is $23,007,112, $810,060 and $9,802,327, respectively, of capital loss carryforwards subject to certain limitations upon availability, to offset future gains, if any, as the successor of a merger. These acquired losses are included in the total losses available noted above.

At June 30, 2013, the aggregate gross unrealized appreciation/depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$13,131,465	$ 1,894,056	$11,237,409
Moderate Allocation	47,397,828	1,960,713	45,437,115
Aggressive Allocation	22,474,467	510,880	21,963,587
Core Bond	23,445,583	4,786,437	18,659,146
High Income	1,488,560	570,625	917,935
Diversified Income	73,234,010	3,398,713	69,835,297
Large Cap Value	128,990,456	2,970,957	126,019,499
Large Cap Growth	81,250,985	3,597,128	77,653,857
Mid Cap	104,536,228	1,923,993	102,612,235
Small Cap	4,145,192	68,245	4,076,947
International Stock	18,944,876	1,797,497	17,147,379
Madison Target Retirement 2020	3,398,410	570,483	2,827,927
Madison Target Retirement 2030	6,175,351	551,421	5,623,930
Madison Target Retirement 2040	5,251,760	322,323	4,929,437
Madison Target Retirement 2050	854,441	28,948	825,493

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds’’), including exchange traded funds ("ETFs"). Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address the, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

Please see the most current version of the fund’s prospectus(es) for a more detailed discussion of risks associated with investing in the funds.

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2013, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds’’), may be deemed to be under common control because of the same Board of Trustees. Madison Funds’ historical financial information is available to you at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each affiliated underlying fund as of June 30, 2013 follows:

Fund/Underlying Fund	Balance of Shares Held at 12/31/12	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/13	Value at 6/30/13	Realized Gain (Loss)	Distributions Received1
Conservative Allocation Fund
Madison High Quality Bond Fund Class Y	1,641,621	120,189	67,084	1,694,726	$ 18,641,986	$ 24,821	$ 129,323
Madison Core Bond Fund Class Y	1,904,243	292,012	150,397	2,045,858	20,847,295	(13,255)	256,517
Madison Corporate Bond Fund Class Y	1,277,935	–	–	1,277,935	14,261,751	–	174,402
Madison High Income Fund Class Y	1,737,052	34,532	611,204	1,160,380	8,018,227	431,261	278,772
Madison Equity Income Fund Class Y	958,772	–	469,803	488,969	4,713,666	11,226	228,128
Madison Large Cap Value Fund Class Y	1,076,398	95,975	42,735	1,129,638	17,690,130	144,009	–
Madison Disciplined Equity Fund Class Y	980,883	304,159	133,885	1,151,157	17,267,348	324,594	149,925
Madison Large Cap Growth Fund Class Y	407,511	37,298	46,985	397,824	7,578,547	352,793	–
Madison International Stock Fund Class Y	592,560	–	65,308	527,252	6,121,390	125,759	–
Totals					$115,140,340	$1,401,208	$1,217,067

Moderate Allocation Fund
Madison High Quality Bond Fund Class Y	1,393,750	79,166	35,714	1,437,202	$ 15,809,220	$ 13,929	$ 111,338
Madison Core Bond Fund Class Y	2,405,616	106,680	185,493	2,326,803	23,710,120	141,078	317,104
Madison High Income Fund Class Y	2,455,877	23,544	1,216,788	1,262,633	8,724,797	1,405,321	316,036
Madison Equity Income Fund Class Y	1,319,334	–	944,871	374,463	3,609,821	(62,770)	255,191
Madison Large Cap Value Fund Class Y	2,356,806	125,664	–	2,482,470	38,875,473	–	–
Madison Disciplined Equity Fund Class Y	2,220,189	95,324	–	2,315,513	34,732,700	–	273,826
Madison Large Cap Growth Fund Class Y	1,513,868	122,092	83,490	1,552,470	29,574,544	254,236	–
Madison Mid Cap Fund Class Y	2,263,279	17,952	119,904	2,161,327	19,106,128	188,062	–
Madison Small Cap Fund Class Y	619,710	30,628	277,446	372,892	4,963,190	1,181,435	–
Madison Northroad International Fund Class Y	1,378,003	–	87,218	1,290,785	13,940,481	108,308	1
Madison International Stock Fund Class Y	708,463	–	11,561	696,902	8,091,026	45,089	–
Totals					$201,137,500	$3,274,688	$1,273,496

Ultra Series Fund | June 30, 2013

Notes to Financial Statements (unaudited)

Fund/Underlying Fund	Balance of Shares Held at 12/31/12	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/13	Value at 6/30/13	Realized Gain (Loss)	Distributions Received1
Aggressive Allocation Fund
Madison High Income Fund Class Y	429,563	244,714	431,835	242,442	$ 1,675,271	$ 612,077	$ 39,078
Madison Equity Income Fund Class Y	333,863	–	333,863	–	–	(50,114)	15,115
Madison Large Cap Value Fund Class Y	1,180,844	68,855	45,407	1,204,292	18,859,217	82,211	–
Madison Disciplined Equity Fund Class Y	1,236,305	81,986	306,075	1,012,216	15,183,244	1,155,007	155,897
Madison Large Cap Growth Fund Class Y	618,663	225,913	48,609	795,967	15,163,181	80,836	–
Madison Mid Cap Fund Class Y	1,544,805	115,952	94,707	1,566,050	13,843,881	113,460	–
Madison Small Cap Fund Class Y	255,585,	38,285	15,924	277,946	3,699,468	67,038	–
Madison Northroad International Fund Class Y	492,632	35,779	41,444	486,967	5,259,241	49,467	–
Madison International Stock Fund Class Y	321,305	33,585	60,233	494,657	3,420,968	208,685	–
Totals					$77,104,471	$2,318,667	$210,090

1 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue.

The Trust is aware of litigation relating to attempts by certain fixed income security-holders of Lyondell Chemical company (LYO) to retrieve proceeds from the sale by equity security-holders of LYO shares occurring pursuant to its acquisition by merger in December 2007. The Midcap Fund received proceeds of approximately $1,574,400 from the sale of its LYO equity securities in December 2007. The Trust has not been named as a defendant in this litigation as of the date of this report.

No other events have taken place that meet the definition of a subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | June 30, 2013

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2013. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses
The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Actual" to estimate the expenses you paid on your account during this period.

	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,015.80	0.31%	$1.55	$1,014.50	0.56%	$2.80
Moderate Allocation	1,000	1,054.30	0.31%	1.58	1,053.00	0.56%	2.85
Aggressive Allocation	1,000	1,081.70	0.31%	1.60	1,080.40	0.56%	2.89
Money Market	1,000	1,000.00	0.13%	0.64	1,000.00	0.13%	0.64
Core Bond	1,000	977.30	0.56%	2.75	976.10	0.81%	3.97
High Income	1,000	1,000.20	0.76%	3.77	999.00	1.01%	5.01
Diversified Income	1,000	1,077.50	0.71%	3.66	1,076.20	0.96%	4.94
Large Cap Value	1,000	1,136.90	0.61%	3.23	1,135.50	0.86%	4.55
Large Cap Growth	1,000	1,101.00	0.81%	4.22	1,099.60	1.06%	5.52
Mid Cap	1,000	1,124.30	0.91%	4.79	1,122.90	1.16%	6.11
Small Cap	1,000	1,139.30	1.11%	5.89	1,137.90	1.36%	7.21
International Stock	1,000	1,027.00	1.21%	6.08	1,025,70	1.46%	7.33
Madison Target Retirement 2020	1,000	1,036.70	0.30%	1.51
Madison Target Retirement 2030	1,000	1,060.50	0.30%	1.53
Madison Target Retirement 2040	1,000	1,073.20	0.30%	1.54
Madison Target Retirement 2050	1,000	1,087.10	0.30%	1.55

Ultra Series Fund | June 30, 2013

Other Information (unaudited)

Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS I				CLASS II
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,023.26	0.31%	$1.56	$1,022.02	0.56%	$2.81
Moderate Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Aggressive Allocation	1,000	1,023.26	0.31%	1.56	1,022.02	0.56%	2.81
Money Market	1,000	1,024.15	0.13%	0.65	1,024.15	0.13%	0.65
Core Bond	1,000	1,022.02	0.56%	2.81	1,020,78	0.81%	4.06
High Income	1,000	1,021.03	0.76%	3.81	1,019.79	1.01%	5.06
Diversified Income	1,000	1,021.27	0.71%	3.56	1,020.03	0.96%	4.81
Large Cap Value	1,000	1,012.77	0.61%	3.06	1,020.53	0.86%	4.31
Large Cap Growth	1,000	1,020.78	0.81%	4.06	1,019.54	1.06%	5.31
Mid Cap	1,000	1,020.28	0.91%	4.56	1,019.04	1.16%	5.81
Small Cap	1,000	1,019.29	1.11%	5.56	1,018.05	1.36%	6.81
International Stock	1,000	1,018.79	1.21%	6.06	1,017.55	1.46%	7.30
Madison Target Retirement 2020	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2030	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2040	1,000	1,023.31	0.30%	1.51
Madison Target Retirement 2050	1,000	1,023.31	0.30%	1.51

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Ultra Series Fund | June 30, 2013

Other Information (unaudited)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate,"  "may,"  "will,"  "expect,"  "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number:  811-04815

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above.  Otherwise, no changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable in semi-annual report.  (The code was previously filed with the registrant's Annual Report dated December 31, 2011).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: August 23, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: August 23, 2013